UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22201

Direxion Shares ETF Trust

(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.)

35th Floor

New York, NY 10019

(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

646-572-3390

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Item 1. Schedule of Investments.

Direxion All Cap Insider Sentiment Shares
Schedule of Investments
January 31, 2015 (Unaudited)

Shares			Fair Value
COMMON STOCKS - 99.9%
Accommodation - 4.0%
	57,937	Extended Stay America, Inc.	$1,145,994
	11,265	Vail Resorts, Inc.	988,616
			2,134,610
Administrative and Support Services - 2.5%
	22,990	AECOM Technology Corp. (a)	584,406
	10,241		595,565
	5,839	Rollins, Inc.	192,979
			1,372,950
Air Transportation - 8.1%
	15,577	Alaska Air Group, Inc.	1,057,211
	26,332	Delta Air Lines, Inc.	1,245,767
	12,450	JetBlue Airways Corp. (a)	209,035
	25,060	Southwest Airlines Co.	1,132,211
	10,873	United Continental Holdings, Inc. (a)	754,260
			4,398,484
Apparel Manufacturing - 0.4%
	2,426	Cintas Corp.	190,926
Broadcasting (except Internet) - 1.6%
	15,913	Comcast Corp. Class A	845,696
Building Material and Garden Equipment and Supplies Dealers - 2.1%
	10,678	Home Depot, Inc.	1,114,997
Chemical Manufacturing - 2.3%
	3,088	Alexion Pharmaceuticals, Inc. (a)	565,845
	13,226	Mylan, Inc. (a)	702,962
			1,268,807
Clothing and Clothing Accessories Stores - 0.4%
	4,001	Burlington Stores, Inc. (a)	199,610
Computer and Electronic Product Manufacturing - 9.2%
	8,442	Apple, Inc.	989,065
	4,531	Broadcom Corp. Class A	192,273
	6,060	CoreLogic, Inc. (a)	201,192
	4,746	Hewlett-Packard Co.	171,473
	37,043	Hologic, Inc. (a)	1,124,811
	8,868	Jabil Circuit, Inc.	182,769
	4,697	NetApp, Inc.	177,547
	2,920	Seagate Technology PLC	164,805
	11,365	Skyworks Solutions, Inc.	943,863
	19,863	Tyco Intl Plc	810,609
			4,958,407
Construction of Buildings - 1.1%
	24,237	D.R. Horton, Inc.	594,291

Credit Intermediation and Related Activities - 3.3%
5,374	Bank of the Ozarks, Inc.	174,279
1,310	FleetCor Technologies, Inc. (a)	184,055
75,611	People’s United Financial, Inc.	1,063,847
3,614	Prosperity Bancshares, Inc.	165,485
6,044	Webster Financial Corp.	184,523
		1,772,189
Data Processing, Hosting and Related Services - 1.4%
12,002	Red Hat, Inc. (a)	765,608
Electrical Equipment, Appliance, and Component Manufacturing - 2.5%
8,358	Corning, Inc.	198,670
12,820	Spectrum Brands Holdings, Inc.	1,149,697
		1,348,367
Food Services and Drinking Places - 0.4%
3,201	Darden Restaurants, Inc.	196,477
Furniture and Home Furnishings Stores - 2.1%
15,192	Bed Bath & Beyond, Inc. (a)	1,135,906
Gasoline Stations - 2.0%
21,438	Amerigas Partners LP	1,101,270
General Merchandise Stores - 2.7%
3,150	Kohl’s Corp.	188,118
19,961	Macy’s, Inc.	1,275,109
		1,463,227
Health and Personal Care Stores - 0.3%
24,171	Rite Aid Corp. (a)	168,714
Hospitals - 1.7%
13,033	HCA Holdings, Inc. (a)	922,736
Insurance Carriers and Related Activities - 10.2%
1,668	ACE Ltd.	180,077
11,371	Aon PLC	1,023,959
21,778	Arch Capital Group Ltd. (a)	1,262,471
3,692	Cincinnati Financial Corp.	186,483
3,150	Endurance Specialty Holdings Ltd.	192,528
2,734	Hanover Insurance Group, Inc.	188,646
29,065	Hartford Financial Services Group, Inc.	1,130,628
13,067	Travelers Companies, Inc.	1,343,549
		5,508,341
Machinery Manufacturing - 0.8%
20,079	Terex Corp.	451,376
Merchant Wholesalers, Durable Goods - 1.0%
6,608	HD Supply Holdings, Inc. (a)	190,509
991	O’Reilly Automotive, Inc. (a)	185,674
7,420	VWR Corp. (a)	179,267
		555,450
Mining (except Oil and Gas) - 1.2%
26,570	Newmont Mining Corp.	668,236
Miscellaneous Manufacturing - 1.9%
71,047	Boston Scientific Corp. (a)	1,052,206
Motion Picture and Sound Recording Industries - 1.3%
9,069	Time Warner, Inc.	706,747
Motor Vehicle and Parts Dealers - 1.1%
12,504	Penske Automotive Group, Inc.	604,568

Oil and Gas Extraction - 1.7%
34,908	Questar Corp.	905,863
Other Information Services - 1.0%
32,020	Pandora Media, Inc. (a)	531,532
Paper Manufacturing - 1.6%
3,130	Rock Tenn Co.	203,137
16,260	Sealed Air Corp.	658,530
		861,667
Petroleum and Coal Products Manufacturing - 3.0%
17,947	Owens Corning	718,777
2,799	Phillips 66 Partners LP	202,704
13,042	Tesoro Logistics LP	717,440
		1,638,921
Pipeline Transportation - 1.2%
15,535	Sunoco Logistics Partners LP	648,120
Plastics and Rubber Products Manufacturing - 0.4%
5,856	Berry Plastics Group, Inc. (a)	198,050
Primary Metal Manufacturing - 1.4%
30,998	United States Steel Corp.	757,591
Professional, Scientific, and Technical Services - 3.6%
5,483	CDW Corp.	187,848
3,657	Cognizant Technology Solutions Corp. Class A (a)	197,953
72,385	Groupon, Inc. (a)	518,277
23,837	IMS Health Holdings, Inc. (a)	586,628
2,192	Pacira Pharmaceuticals, Inc. (a)	235,311
3,280	Parexel International Corp. (a)	199,949
		1,925,966
Publishing Industries (except Internet) - 0.7%
2,351	ANSYS, Inc. (a)	189,655
4,025	Medidata Solutions, Inc. (a)	173,035
		362,690
Rail Transportation - 2.0%
5,564	CSX Corp.	185,281
1,652	Kansas City Southern	181,869
6,007	Union Pacific Corp.	704,080
		1,071,230
Real Estate - 3.8%
6,528	Gaming & Leisure Properties, Inc.	213,008
2,415	Mid-America Apartment Communities, Inc.	191,558
6,622	Rayonier, Inc.	194,356
71,080	Retail Properties of America, Inc. Class A	1,257,405
10,648	Washington Prime Group, Inc.	188,257
		2,044,584
Rental and Leasing Services - 0.8%
21,864	Hertz Global Holdings, Inc. (a)	448,649
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.6%
83,304	Ares Management LP	1,581,943
10,715	Associated Banc-Corp	180,119
2,819	CBOE Holdings, Inc.	181,741
		1,943,803
Support Activities for Mining - 0.4%
20,867	EP Energy Corp. (a)	215,974

Support Activities for Transportation - 0.4%
3,421	GATX Corp.	195,510
Transportation Equipment Manufacturing - 4.4%
90,420	Ford Motor Co.	1,330,078
13,526	HEICO Corp.	820,758
4,431	Spirit AeroSystems Holdings, Inc. (a)	199,572
		2,350,408
Truck Transportation - 0.3%
2,317	J.B. Hunt Transport Services, Inc.	184,456
Utilities - 2.3%
2,447	Dominion Resources, Inc.	188,150
5,096	Enbridge Energy Management LLC (a)	191,049
18,175	Vectren Corp.	870,946
		1,250,145
Waste Management and Remediation Services - 1.1%
12,353	Clean Harbors, Inc. (a)	584,544
Water Transportation - 0.3%
4,065	Carnival Corp.	178,698
Wholesale Electronic Markets and Agents and Brokers - 0.3%
5,457	KAR Auction Services, Inc.	186,138

	TOTAL COMMON STOCKS (Cost $54,452,048)	$53,984,735
SHORT TERM INVESTMENTS - 0.0% (*)
Money Market Funds - 0.0% (*)
4,917	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$4,917
	TOTAL SHORT TERM INVESTMENTS (Cost $4,917)	$4,917
	TOTAL INVESTMENTS (Cost $54,456,965) - 99.9%	$53,989,652
	Other Assets in Excess of Liabilities - 0.1%	69,448
	TOTAL NET ASSETS - 100.0%	$54,059,100

Percentages are stated as a percent of net assets.

(††) Less than 0.005%.
(*) Less than 0.05%.
(a) Non-income producing security.

Direxion iBillionaire Index ETF
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 99.9%
Air Transportation - 3.7%
29,213	Delta Air Lines, Inc.	$1,382,067
Apparel Manufacturing - 3.3%
17,543	Michael Kors Holdings Ltd. (a)	1,241,869
Broadcasting (except Internet) - 3.5%
23,994	CBS Corp. - Class B	1,315,111
Chemical Manufacturing - 16.8%
19,508	AbbVie, Inc.	1,177,308
5,116	Actavis, Inc. (a)	1,363,618
9,341	Air Products and Chemicals, Inc.	1,360,143
10,716	Monsanto Co.	1,264,274
24,820	The Dow Chemical Co.	1,120,871
		6,286,214
Computer and Electronic Product Manufacturing - 6.6%
11,130	Apple, Inc.	1,303,991
39,293	Micron Technology, Inc. (a)	1,149,909
		2,453,900
Credit Intermediation and Related Activities - 3.0%
23,684	Citigroup, Inc.	1,111,964
Electrical Equipment, Appliance, and Component Manufacturing - 3.8%
7,227	Whirlpool Corp.	1,438,751
Furniture and Related Product Manufacturing - 3.7%
55,212	Masco Corp.	1,371,466
General Merchandise Stores - 3.5%
19,429	Dollar General Corp. (a)	1,302,909
Hospitals - 3.0%
26,734	Tenet Healthcare Corp. (a)	1,130,314
Insurance Carriers and Related Activities - 7.2%
14,716	Aetna, Inc.	1,351,223
9,229	Humana, Inc.	1,351,495
		2,702,718
Machinery Manufacturing - 2.6%
17,665	National Oilwell Varco, Inc.	961,506
Miscellaneous Manufacturing - 3.6%
10,712	Thermo Fisher Scientific, Inc.	1,341,250
Nonstore Retailers - 3.3%
23,142	eBay Inc. (a)	1,226,526
Oil and Gas Extraction - 2.8%
54,269	Chesapeake Energy Corp.	1,040,879
Other Information Services - 6.8%
17,089	Facebook, Inc. (a)	1,297,226
2,363	Google, Inc (a)	1,263,071
		2,560,297

Professional, Scientific, and Technical Services - 6.3%
15,249	MasterCard, Inc.	1,250,875
1,087	The Priceline Group, Inc. (a)	1,097,305
		2,348,180
Publishing Industries (except Internet) - 6.6%
18,133	Adobe Systems, Inc. (a)	1,271,667
35,902	Twenty-First Century Fox, Inc.	1,190,511
		2,462,178
Support Activities for Mining - 2.7%
25,772	Halliburton Co.	1,030,622
Telecommunications - 3.7%
15,835	Crown Castle International Corp.	1,369,886
Transportation Equipment Manufacturing - 3.4%
39,269	General Motors Co.	1,280,955
	TOTAL COMMON STOCKS
	(Cost $37,951,305)	$37,359,562
SHORT TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
46,569	Short Term Investments Trust Treasury Portfolio, 0.01% (b)	$46,569
	TOTAL SHORT TERM INVESTMENTS (Cost $46,569)	$46,569
	TOTAL INVESTMENTS (Cost $37,997,874) - 100.0%	$37,406,131
	Other Assets in Excess of Liabilities - 0.0%(†)	17,148
	TOTAL NET ASSETS - 100.0%	$37,423,279

Percentages are stated as a percent of net assets.

(†) Less than 0.05%.
(a) Non-income producing security.
(b) Represents annualized seven-day yield at January 31, 2015.

Direxion NASDAQ-100® Equal Weighted Index Shares
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 99.9%
Accommodation - 1.0%
7,834	Marriott International, Inc. Class A	583,633
Administrative and Support Services - 3.8%
9,597	Akamai Technologies, Inc. (a)	558,114
13,098	Paychex, Inc.	592,815
547	priceline.com, Inc. (a)	552,186
8,019	TripAdvisor, Inc. (a)	537,353
		2,240,468
Air Transportation -1.0%
11,959	American Airlines Group, Inc.	586,948
Amusement, Gambling, and Recreation Industries -1.0%
4,041	Wynn Resorts Ltd.	597,866
Beverage and Tobacco Product Manufacturing - 1.1%
5,432	Monster Beverage Corp. (a)	635,272
Broadcasting (except Internet) - 6.8%
3,683	Charter Communications, Inc. Class A (a)	556,557
5,315	Comcast Corp New	281,164
5,306	Comcast Corp. Class A	281,987
7,096	DIRECTV Class A (a)	605,147
8,559	Discovery Communications, Inc. Class A (a)	248,083
8,781	Discovery Communications, Inc. Class C (a)	244,814
8,274	Liberty Interactive Corp. (a)	309,034
10,631	Liberty Interactive Corp. Class A (a)	290,864
174,784	Sirius Xm Hldgs, Inc. (a)	620,483
7,989	Viacom, Inc. Class B	514,651
		3,952,784
Building Material and Garden Equipment and Supplies Dealers - 1.0%
12,821	Fastenal Co.	569,252
Chemical Manufacturing - 6.0%
3,201	Alexion Pharmaceuticals, Inc. (a)	586,551
5,177	Celgene Corp. (a)	616,892
5,593	Gilead Sciences, Inc. (a)	586,314
10,547	Mylan, Inc. (a)	560,573
1,419	Regeneron Pharmaceuticals, Inc. (a)	591,241
5,102	Vertex Pharmaceuticals, Inc. (a)	561,934
		3,503,505
Clothing and Clothing Accessories Stores - 1.0%
6,663	Ross Stores, Inc.	611,064

Computer and Electronic Product Manufacturing - 21.3%
29,950	Activision Blizzard, Inc.	625,805
16,296	Altera Corp.	536,546
10,686	Analog Devices, Inc.	556,794
5,426	Apple, Inc.	635,710
24,366	Applied Materials, Inc.	556,519
6,055	Avago Technologies Ltd.	622,938
14,152	Broadcom Corp. Class A	600,540
21,840	Cisco Systems, Inc.	575,812
11,380	Garmin Ltd.	595,857
3,192	Illumina, Inc. (a)	623,047
16,676	Intel Corp.	550,975
13,201	Linear Technology Corp.	593,253
17,586	Micron Technology, Inc. (a)	514,654
14,123	NetApp, Inc.	533,849
29,700	NVIDIA Corp.	570,389
7,930	NXP Semiconductor NV (a)	629,166
8,258	QUALCOMM, Inc.	515,795
6,067	SanDisk Corp.	460,546
8,866	Seagate Technology PLC	500,397
11,182	Texas Instruments, Inc.	597,678
5,327	Western Digital Corp.	517,944
14,102	Xilinx, Inc.	543,985
		12,458,199
Data Processing, Hosting and Related Services - 3.0%
7,158	Automatic Data Processing, Inc.	590,750
9,606	Citrix Systems, Inc. (a)	569,251
8,503	Fiserv, Inc. (a)	616,723
		1,776,724
Food and Beverage Stores - 1.1%
12,428	Whole Foods Market, Inc.	647,437
Food Manufacturing - 3.0%
4,421	Keurig Green Mountain, Inc.	541,838
9,548	Kraft Foods Group, Inc.	623,866
16,260	Mondelez International, Inc.	573,002
		1,738,706
Food Services and Drinking Places - 1.1%
7,633	Starbucks Corp.	668,116
Furniture and Home Furnishings Stores - 1.1%
8,248	Bed Bath & Beyond, Inc. (a)	616,703
General Merchandise Stores - 3.2%
4,276	Costco Wholesale Corp.	611,425
8,827	Dollar Tree, Inc. (a)	627,600
7,940	Tractor Supply Co.	644,490
		1,883,515
Health and Personal Care Stores - 1.0%
7,491	Express Scripts Holding Co. (a)	604,599
Insurance Carriers and Related Activities - 1.0%
9,374	Verisk Analytics, Inc. Class A (a)	603,217
Machinery Manufacturing - 1.9%
8,697	KLA-Tencor Corp.	534,604
7,534	Lam Research Corp.	575,899
		1,110,503

Merchant Wholesalers, Durable Goods - 2.0%
4,409	Henry Schein, Inc. (a)	608,751
3,139	O’Reilly Automotive, Inc. (a)	588,123
		1,196,874
Merchant Wholesalers, Nondurable Goods - 1.0%
4,442	Sigma-Aldrich Corp.	610,864
Miscellaneous Manufacturing - 1.9%
1,140	Intuitive Surgical, Inc. (a)	563,707
20,777	Mattel, Inc.	558,901
		1,122,608
Miscellaneous Store Retailers - 1.0%
34,557	Staples, Inc.	589,197
Motion Picture and Sound Recording Industries - 1.4%
1,783	Netflix, Inc. (a)	787,729
Nonstore Retailers - 2.2%
2,024	Amazon.com, Inc. (a)	717,569
10,613	eBay, Inc. (a)	562,489
		1,280,058
Other Information Services - 4.9%
2,587	Baidu, Inc. ADR (a)	563,759
7,592	Facebook, Inc. (a)	576,309
584	Google, Inc. Class A (a)	313,929
587	Google, Inc. Class C (a)	313,763
6,247	Liberty Global Plc (a)	284,801
6,000	Liberty Global PLC Class A (a)	280,320
11,919	Yahoo!, Inc. (a)	524,317
		2,857,198
Professional, Scientific, and Technical Services - 4.2%
3,565	Amgen, Inc.	542,807
1,683	Biogen Idec, Inc. (a)	654,956
9,424	Cerner Corp. (a)	625,283
11,340	Cognizant Technology Solutions Corp. Class A (a)	613,834
		2,436,880
Publishing Industries (except Internet) - 9.9%
8,145	Adobe Systems, Inc. (a)	571,209
10,127	Autodesk, Inc. (a)	546,909
19,618	CA, Inc.	594,425
12,062	Catamaran Corp. (a)	602,014
7,743	Check Point Software Technologies Ltd. (a)	597,527
12,782	Electronic Arts, Inc. (a)	701,220
6,456	Intuit, Inc.	560,510
12,727	Microsoft Corp.	514,171
23,486	Symantec Corp.	581,748
8,183	Twenty-First Century Fox, Inc.	260,629
7,874	Twenty-First Century Fox, Inc. Class A	261,102
		5,791,464
Support Activities for Transportation - 2.0%
7,948	C.H. Robinson Worldwide, Inc.	566,056
13,869	Expeditors International of Washington, Inc.	605,798
		1,171,854

Telecommunications - 6.1%
8,352	Dish Network Corp. (a)	587,563
2,593	Equinix, Inc.	562,318
8,921	Liberty Media Corp Delaware (a)	304,385
8,821	Liberty Media Corp Delaware (a)	300,355
5,359	SBA Communications Corp. (a)	625,395
147,208	VimpelCom Ltd. ADR	529,949
17,284	Vodafone Group Plc New ADR	607,187
		3,517,152
Transportation Equipment Manufacturing - 1.9%
8,761	PACCAR, Inc.	526,624
2,767	Tesla Motors, Inc. (a)	563,361
		1,089,985
Waste Management and Remediation Services - 1.0%
4,592	Stericycle, Inc. (a)	602,884
	TOTAL COMMON STOCKS
	(Cost $57,473,562)	$58,443,258
SHORT TERM INVESTMENTS - 0.0%(†)
Money Market Funds - 0.0%(†)
776	Dreyfus Treasury Prime Cash Management, 0.00% (††)(b)	$776
	TOTAL SHORT TERM INVESTMENTS (Cost $776)	$776
	TOTAL INVESTMENTS - 99.9% (Cost $57,474,338)	$58,444,034
	Other Assets in Excess of Liabilities - 0.1%	85,346
	TOTAL NET ASSETS - 100.0%	$58,529,380

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2015.
(†)	Less than 0.05%.
(††)	Less than 0.005%.

ADR - American Depository Receipt

Direxion S&P 500® Volatility Response Shares

Schedule of Investments

January 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 65.8%
Accommodation - 0.2%
814	Host Hotels & Resorts, Inc.	18,632
229	Marriott International, Inc. Class A	17,061
192	Starwood Hotels & Resorts Worldwide, Inc.	13,818
133	Wyndham Worldwide Corp.	11,144
		60,655
Administrative and Support Services - 0.7%
191	Akamai Technologies, Inc. (a)	11,108
465	Baker Hughes, Inc.	26,965
39	Dun & Bradstreet Corp.	4,489
130	Equifax, Inc.	10,980
197	Moody’s Corp.	17,992
351	Paychex, Inc.	15,886
56	priceline.com, Inc. (a)	56,531
146	Robert Half International, Inc.	8,477
188	The ADT Corp.	6,467
120	TripAdvisor, Inc. (a)	8,041
458	Waste Management, Inc.	23,555
		190,491
Air Transportation - 0.3%
900	Delta Air Lines, Inc.	42,579
730	Southwest Airlines Co.	32,981
		75,560
Ambulatory Health Care Services - 0.1%
185	DaVita, Inc. (a)	13,886
91	Laboratory Corp. of America Holdings (a)	10,445
155	Quest Diagnostics, Inc.	11,016
		35,347
Amusement, Gambling, and Recreation Industries - 0.6%
1,678	The Walt Disney Co.	152,631
87	Wynn Resorts Ltd.	12,872
		165,503
Apparel Manufacturing - 0.3%
104	Cintas Corp.	8,185
221	Michael Kors Holdings Ltd. (a)	15,645
89	PVH Corp.	9,813
179	Under Armour, Inc. Class A (a)	12,902
372	V F Corp.	25,806
		72,351
Beverage and Tobacco Product Manufacturing - 2.5%
2,125	Altria Group, Inc.	112,838
168	Brown Forman Corp. Class B	14,930
4,239	Coca-Cola Co.	174,520
239	Coca-Cola Enterprises, Inc.	10,062
180	Constellation Brands, Inc. Class A (a)	19,881

209	Dr Pepper Snapple Group, Inc.	16,149
387	Lorillard, Inc.	25,391
171	Molson Coors Brewing Co. Class B	12,984
155	Monster Beverage Corp. (a)	18,127
1,609	Pepsico, Inc.	150,892
1,671	Philip Morris International, Inc.	134,081
331	Reynolds American, Inc.	22,492
		712,347
Broadcasting (except Internet) - 1.1%
235	Cablevision Systems Corp. Class A	4,446
513	CBS Corp. Class B	28,117
2,770	Comcast Corp. Class A	147,212
540	DIRECTV Class A (a)	46,051
160	Discovery Communications, Inc. Class A (a)	4,638
294	Discovery Communications, Inc. Class C (a)	8,197
109	Scripps Networks Interactive, Inc. Class A	7,749
302	Time Warner Cable, Inc.	41,111
397	Viacom, Inc. Class B	25,575
		313,096
Building Material and Garden Equipment and Supplies Dealers - 0.8%
293	Fastenal Co.	13,009
1,417	Home Depot, Inc.	147,963
1,046	Lowe’s Companies, Inc.	70,877
		231,849
Chemical Manufacturing - 7.6%
1,619	Abbott Laboratories	72,466
1,713	AbbVie, Inc.	103,380
285	Actavis PLC (a)	75,964
207	Air Products & Chemicals, Inc.	30,141
213	Alexion Pharmaceuticals, Inc. (a)	39,030
320	Allergan, Inc.	70,163
467	Avon Products, Inc.	3,615
1,784	Bristol-Myers Squibb Co.	107,522
859	Celgene Corp. (a)	102,358
53	CF Industries Holdings, Inc.	16,185
139	Clorox Co.	14,833
921	Colgate-Palmolive Co.	62,186
974	E.I. du Pont de Nemours and Co.	69,359
160	Eastman Chemical Co.	11,342
290	Ecolab, Inc.	30,093
1,054	Eli Lilly & Co.	75,888
179	Endo Health Solutions, Inc. (a)	14,250
143	FMC Corp.	8,223
1,622	Gilead Sciences, Inc. (a)	170,034
182	Hospira, Inc. (a)	11,544
87	International Flavors & Fragrances, Inc.	9,232
3,010	Johnson & Johnson	301,421
447	LyondellBasell Industries N.V. Class A	35,353
125	Mallinckrodt PLC (a)	13,249
217	Mead Johnson Nutrition Co.	21,372
3,066	Merck & Co., Inc.	184,819
521	Monsanto Co.	61,468

339	Mosaic Co.	16,506
402	Mylan, Inc. (a)	21,366
151	Perrigo Company PLC	22,913
6,776	Pfizer, Inc.	211,750
148	PPG Industries, Inc.	32,986
313	Praxair, Inc.	37,745
80	Regeneron Pharmaceuticals, Inc. (a)	33,333
1,191	The Dow Chemical Co.	53,786
259	Vertex Pharmaceuticals, Inc. (a)	28,526
539	Zoetis, Inc.	23,031
		2,197,432
Clothing and Clothing Accessories Stores - 0.4%
287	Gap, Inc.	11,822
264	L Brands, Inc.	22,342
151	Nordstrom, Inc.	11,506
226	Ross Stores, Inc.	20,726
121	Tiffany & Co.	10,483
741	TJX Companies, Inc.	48,862
108	Urban Outfitters, Inc. (a)	3,765
		129,506
Computer and Electronic Product Manufacturing - 6.9%
359	Agilent Technologies, Inc.	13,559
328	Altera Corp.	10,799
333	Amphenol Corp. Class A	17,885
335	Analog Devices, Inc.	17,455
6,307	Apple, Inc.	738,928
1,310	Applied Materials, Inc.	29,920
272	Avago Technologies Ltd.	27,983
579	Broadcom Corp. Class A	24,570
5,499	Cisco Systems, Inc.	144,981
657	Danaher Corp.	54,124
2,188	EMC Corp.	56,735
81	First Solar, Inc. (a)	3,428
152	FLIR System, Inc.	4,590
48	Fossil Group, Inc. (a)	4,694
130	Garmin Ltd.	6,807
74	Harman International Industries, Inc.	9,593
112	Harris Corp.	7,519
2,007	Hewlett-Packard Co.	72,513
5,199	Intel Corp.	171,775
414	Juniper Networks, Inc.	9,410
92	L-3 Communications Holdings, Inc.	11,327
257	Linear Technology Corp.	11,550
216	Microchip Technology, Inc.	9,742
1,154	Micron Technology, Inc. (a)	33,772
228	Motorola Solutions, Inc.	14,230
335	NetApp, Inc.	12,663
217	Northrop Grumman Corp.	34,058
555	NVIDIA Corp.	10,659
121	PerkinElmer, Inc.	5,531
1,788	QUALCOMM, Inc.	111,679
332	Raytheon Co.	33,217

146	Rockwell Automation, Inc.	15,902
108	Roper Industries, Inc.	16,669
237	SanDisk Corp.	17,991
352	Seagate Technology PLC	19,867
307	St. Jude Medical, Inc.	20,222
165	Teradata Corp. (a)	7,352
1,136	Texas Instruments, Inc.	60,719
430	Thermo Fisher Scientific, Inc.	53,840
450	Tyco Intl Plc	18,365
108	Varian Medical Systems, Inc. (a)	9,996
235	Western Digital Corp.	22,849
284	Xilinx, Inc.	10,955
		1,990,423
Construction of Buildings - 0.1%
357	D.R. Horton, Inc.	8,753
192	Lennar Corp. Class A	8,623
359	PulteGroup, Inc.	7,392
		24,768
Couriers and Messengers - 0.4%
283	FedEx Corp.	47,858
750	United Parcel Service, Inc. Class B	74,130
		121,988
Credit Intermediation and Related Activities - 5.2%
957	American Express Co.	77,220
198	Ameriprise Financial, Inc.	24,738
11,309	Bank Of America Corp.	171,331
1,211	Bank Of New York Mellon Corp.	43,596
775	BB&T Corp.	27,350
598	Capital One Financial Corp.	43,780
3,258	Citigroup, Inc.	152,963
193	Comerica, Inc.	8,009
488	Discover Financial Services	26,537
305	Fidelity National Information Services, Inc.	19,041
886	Fifth Third Bancorp	15,328
296	H & R Block, Inc.	10,147
517	Hudson City Bancorp, Inc.	4,637
876	Huntington Bancshares, Inc.	8,778
4,020	JPMorgan Chase & Co.	218,608
932	KeyCorp	12,107
142	M&T Bank Corp.	16,069
238	Northern Trust Corp.	15,560
331	People’s United Financial, Inc.	4,657
566	PNC Financial Services Group, Inc.	47,850
1,480	Regions Financial Corp.	12,876
449	State Street Corp.	32,108
561	SunTrust Banks, Inc.	21,554
1,924	U.S. Bancorp	80,635
525	Visa, Inc. Class A	133,828
5,077	Wells Fargo & Co.	263,598
562	Western Union Co.	9,554
218	Zions Bancorporation	5,223
		1,507,682

Data Processing, Hosting and Related Services - 0.3%
518	Automatic Data Processing, Inc.	42,750
173	Citrix Systems, Inc. (a)	10,252
262	Fiserv, Inc. (a)	19,003
202	Red Hat, Inc. (a)	12,886
178	Total System Services, Inc.	6,296
		91,187
Electrical Equipment, Appliance, and Component Manufacturing - 0.5%
264	AMETEK Inc New	12,646
1,378	Corning, Inc.	32,755
178	Dover Corp.	12,467
746	Emerson Electric Co.	42,477
437	TE Connectivity Ltd.	29,012
84	Whirlpool Corp.	16,723
		146,080
Electronics and Appliance Stores - 0.1%
313	Best Buy Co., Inc.	11,018
117	GameStop Corp. Class A	4,124
		15,142
Fabricated Metal Product Manufacturing - 0.2%
147	Ball Corp.	9,309
160	Parker Hannifin Corp.	18,634
201	Pentair PLC	12,424
62	Snap-on, Inc.	8,228
168	Stanley Black & Decker, Inc.	15,733
		64,328
Food and Beverage Stores - 0.2%
528	Kroger Co.	36,458
387	Whole Foods Market, Inc.	20,161
		56,619
Food Manufacturing - 1.0%
692	Archer-Daniels Midland Co.	32,268
193	Campbell Soup Co.	8,828
457	ConAgra Foods, Inc.	16,191
649	General Mills, Inc.	34,060
144	Hormel Foods Corp.	7,376
271	Kellogg Co.	17,772
131	Keurig Green Mountain, Inc.	16,055
633	Kraft Foods Group, Inc.	41,360
139	McCormick & Co, Inc.	9,923
1,807	Mondelez International, Inc.	63,679
159	The Hershey Co.	16,251
109	The J.M. Smucker Co.	11,243
315	Tyson Foods, Inc. Class A	12,298
		287,304
Food Services and Drinking Places - 0.8%
33	Chipotle Mexican Grill, Inc. (a)	23,425
133	Darden Restaurants, Inc.	8,163
1,047	McDonald’s Corp.	96,785
805	Starbucks Corp.	70,462
470	Yum! Brands, Inc.	33,971
		232,806

Forestry and Logging - 0.0%(†)
189	Plum Creek Timber Co., Inc.	8,414
Furniture and Home Furnishings Stores - 0.1%
199	Bed Bath & Beyond, Inc. (a)	14,879
Furniture and Related Product Manufacturing - 0.1%
716	Johnson Controls, Inc.	33,273
148	Leggett & Platt, Inc.	6,309
		39,582
General Merchandise Stores - 1.2%
471	Costco Wholesale Corp.	67,348
326	Dollar General Corp. (a)	21,862
221	Dollar Tree, Inc. (a)	15,713
103	Family Dollar Stores, Inc.	7,838
217	Kohl’s Corp.	12,959
371	Macy’s, Inc.	23,700
685	Target Corp.	50,423
146	Tractor Supply Co.	11,851
1,698	Wal-Mart Stores, Inc.	144,296
		355,990
Health and Personal Care Stores - 1.1%
1,233	CVS Caremark Corp.	121,031
789	Express Scripts Holding Co. (a)	63,680
249	McKesson Corp.	52,950
938	Walgreens Boots Alliance Inc.	69,178
		306,839
Hospitals - 0.1%
326	HCA Holdings, Inc. (a)	23,081
106	Tenet Healthcare Corp. (a)	4,481
98	Universal Health Services, Inc. Class B	10,048
		37,610
Insurance Carriers and Related Activities - 3.5%
357	ACE Ltd.	38,542
378	Aetna, Inc.	34,708
485	Aflac, Inc.	27,684
451	Allstate Corp.	31,475
1,505	American International Group, Inc.	73,549
290	Anthem, Inc.	39,138
307	Aon PLC	27,645
76	Assurant, Inc.	4,827
1,961	Berkshire Hathaway, Inc. Class B (a)	282,208
254	Chubb Corp.	24,867
281	CIGNA Corp.	30,019
158	Cincinnati Financial Corp.	7,981
534	Genworth Financial, Inc. Class A (a)	3,727
464	Hartford Financial Services Group, Inc.	18,050
165	Humana, Inc.	24,163
279	Lincoln National Corp.	13,944
322	Loews Corp.	12,320
582	Marsh & McLennan Companies, Inc.	31,294
1,222	MetLife, Inc.	56,823
294	Principal Financial Group, Inc.	13,797
575	Progressive Corp.	14,921

493	Prudential Financial, Inc.	37,409
138	Torchmark Corp.	6,910
356	Travelers Companies, Inc.	36,604
1,032	UnitedHealth Group, Inc.	109,650
271	Unum Group	8,417
278	XL Group PLC	9,588
		1,020,260
Leather and Allied Product Manufacturing - 0.2%
750	NIKE, Inc. Class B	69,188
Machinery Manufacturing - 2.1%
212	Cameron International Corp. (a)	9,493
651	Caterpillar, Inc.	52,061
183	Cummins, Inc.	25,521
385	Deere & Co.	32,798
147	Flowserve Corp.	8,010
251	FMC Technologies, Inc. (a)	9,408
10,799	General Electric Co.	257,988
285	Ingersoll-Rand PLC	18,924
106	Joy Global, Inc.	4,446
177	KLA-Tencor Corp.	10,880
171	Lam Research Corp.	13,071
463	National Oilwell Varco, Inc.	25,201
115	Pall Corp.	11,127
216	Pitney Bowes, Inc.	5,180
912	United Technologies Corp.	104,679
196	Xylem, Inc.	6,684
		595,471
Management of Companies and Enterprises - 0.1%
705	AES Corp.	8,615
129	AGL Resources, Inc.	7,273
		15,888
Merchant Wholesalers, Durable Goods - 0.3%
318	Delphi Automotive PLC	21,856
109	O’Reilly Automotive, Inc. (a)	20,422
92	Patterson Companies, Inc	4,608
65	W.W. Grainger, Inc.	15,330
1,154	Xerox Corp.	15,198
		77,414
Merchant Wholesalers, Nondurable Goods - 1.2%
72	Airgas, Inc.	8,110
223	AmerisourceBergen Corp.	21,196
356	Cardinal Health, Inc.	29,616
2,906	Procter & Gamble Co.	244,947
65	Ralph Lauren Corp.	10,848
128	Sigma-Aldrich Corp.	17,602
632	Sysco Corp.	24,755
		357,074
Mining (except Oil and Gas) - 0.2%
248	CONSOL Energy, Inc.	7,180
1,117	Freeport-McMoRan Copper & Gold, Inc.	18,777
67	Martin Marietta Materials, Inc.	7,219
536	Newmont Mining Corp.	13,480

142	Vulcan Materials Co.	10,012
		56,668
Miscellaneous Manufacturing - 1.3%
689	3M Co.	111,825
583	Baxter International, Inc.	40,991
206	Becton, Dickinson & Co.	28,444
1,426	Boston Scientific Corp. (a)	21,119
81	C.R. Bard, Inc.	13,853
219	CareFusion Corp. (a)	12,987
296	Coach, Inc.	11,008
152	DENTSPLY International, Inc.	7,604
115	Edwards Lifesciences Corp. (a)	14,415
241	Estee Lauder Companies, Inc. Class A	17,012
122	Hasbro, Inc.	6,700
39	Intuitive Surgical, Inc. (a)	19,285
364	Mattel, Inc.	9,792
321	Stryker Corp.	29,227
182	Zimmer Holdings, Inc.	20,402
		364,664
Miscellaneous Store Retailers - 0.1%
107	PetSmart, Inc.	8,743
688	Staples, Inc.	11,730
		20,473
Motion Picture and Sound Recording Industries - 0.3%
65	Netflix, Inc. (a)	28,717
902	Time Warner, Inc.	70,293
		99,010
Motor Vehicle and Parts Dealers - 0.1%
80	AutoNation, Inc. (a)	4,769
34	AutoZone, Inc. (a)	20,297
232	CarMax, Inc. (a)	14,407
		39,473
Nonmetallic Mineral Product Manufacturing - 0.1%
177	Owens-Illinois, Inc. (a)	4,133
88	The Sherwin Williams Co.	23,872
		28,005
Nonstore Retailers - 0.7%
408	Amazon.com, Inc. (a)	144,648
1,216	eBay, Inc. (a)	64,448
		209,096
Oil and Gas Extraction - 1.3%
545	Anadarko Petroleum Corp.	44,554
405	Apache Corp.	25,341
444	Cabot Oil & Gas Corp.	11,766
558	Chesapeake Energy Corp.	10,702
94	Cimarex Energy Co.	9,701
379	Denbury Resources, Inc.	2,615
414	Devon Energy Corp.	24,952
589	EOG Resources, Inc.	52,439
116	Helmerich & Payne, Inc.	6,909
273	Hess Corp.	18,425
148	Newfield Exploration Co. (a)	4,407

388	Noble Energy, Inc.	18,523
834	Occidental Petroleum Corp.	66,720
595	Phillips 66	41,840
160	Pioneer Natural Resources Co.	24,085
178	QEP Resources, Inc.	3,599
181	Range Resources Corp.	8,375
408	Southwestern Energy Co. (a)	10,114
		385,067
Other Information Services - 1.9%
2,248	Facebook, Inc. (a)	170,646
307	Google, Inc. Class A (a)	165,028
306	Google, Inc. Class C (a)	163,563
117	VeriSign, Inc. (a)	6,374
947	Yahoo!, Inc. (a)	41,658
		547,269
Paper Manufacturing - 0.3%
456	International Paper Co.	24,013
401	Kimberly-Clark Corp.	43,292
179	MeadWestvaco Corp.	9,000
227	Sealed Air Corp.	9,194
		85,499
Petroleum and Coal Products Manufacturing - 2.4%
2,033	Chevron Corp.	208,443
4,554	Exxon Mobil Corp.	398,111
726	Marathon Oil Corp.	19,312
301	Marathon Petroleum Corp.	27,869
179	Murphy Oil Corp.	8,039
136	Tesoro Corp.	11,115
561	Valero Energy Corp.	29,666
		702,555
Pipeline Transportation - 0.1%
723	Williams Companies, Inc.	31,711
Plastics and Rubber Products Manufacturing - 0.2%
295	Goodyear Tire & Rubber Co.	7,151
387	Illinois Tool Works, Inc.	36,026
292	Newell Rubbermaid, Inc.	10,766
		53,943
Primary Metal Manufacturing - 0.2%
1,268	Alcoa, Inc.	19,844
117	Allegheny Technologies, Inc.	3,338
343	Nucor Corp.	14,972
153	Precision Castparts Corp.	30,615
		68,769
Printing and Related Support Activities - 0.0%(†)
98	Avery Dennison Corp.	5,122
Professional, Scientific, and Technical Services - 2.5%
675	Accenture PLC Class A	56,720
69	Alliance Data Systems Corp. (a)	19,929
818	Amgen, Inc.	124,549
254	Biogen Idec, Inc. (a)	98,847
327	Cerner Corp. (a)	21,696
655	Cognizant Technology Solutions Corp. Class A (a)	35,455

151	Computer Sciences Corp.	9,163
79	F5 Networks, Inc. (a)	8,818
168	Fluor Corp.	9,003
990	International Business Machines Corp.	151,777
450	Interpublic Group of Companies, Inc.	8,973
140	Jacobs Engineering Group, Inc. (a)	5,334
1,054	MasterCard, Inc. Class A	86,460
348	Nielsen Holdings N.V.	15,159
267	Omnicom Group, Inc.	19,438
631	Salesforce.com, Inc. (a)	35,620
90	Waters Corp. (a)	10,714
		717,655
Publishing Industries (except Internet) - 2.5%
510	Adobe Systems, Inc. (a)	35,766
245	Autodesk, Inc. (a)	13,231
344	CA, Inc.	10,423
334	Electronic Arts, Inc. (a)	18,323
243	Gannett Co., Inc.	7,536
307	Intuit, Inc.	26,654
292	McGraw-Hill Financial, Inc.	26,117
8,864	Microsoft Corp.	358,106
536	News Corp. Class A (a)	7,981
3,479	Oracle Corp.	145,735
742	Symantec Corp.	18,379
1,994	Twenty-First Century Fox, Inc.	66,121
		734,372
Rail Transportation - 0.7%
1,070	CSX Corp.	35,631
119	Kansas City Southern	13,100
333	Norfolk Southern Corp.	33,956
956	Union Pacific Corp.	112,053
		194,740
Real Estate - 1.4%
166	Apartment Investment & Management Co. Class A	6,617
142	AvalonBay Communities, Inc.	24,565
165	Boston Properties, Inc.	22,902
301	CBRE Group, Inc. Class A (a)	9,734
390	Equity Residential	30,268
69	Essex Property Trust, Inc.	15,598
675	General Growth Properties, Inc.	20,372
494	HCP, Inc.	23,361
352	Health Care REIT, Inc.	28,846
442	Kimco Realty Corp.	12,221
151	Macerich Co.	12,988
538	Prologis, Inc.	24,285
156	Public Storage	31,331
334	Simon Property Group, Inc.	66,352
344	Ventas, Inc.	27,455
188	Vornado Realty Trust	20,763
564	Weyerhaeuser Co.	20,219
		397,877
Rental and Leasing Services - 0.0%(†)

57	Ryder System, Inc.	4,719
107	United Rentals, Inc. (a)	8,865
		13,584
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.7%
60	Affiliated Managers Group (a)	12,331
103	Allegion Public Ltd. Co.	5,563
137	BlackRock, Inc.	46,650
1,236	Charles Schwab Corp.	32,111
340	CME Group, Inc.	29,002
311	E*TRADE Financial Corp. (a)	7,169
422	Franklin Resources, Inc.	21,746
436	Goldman Sachs Group, Inc.	75,171
121	IntercontinentalExchange, Inc.	24,893
463	Invesco Ltd. (b)	17,006
108	Legg Mason, Inc.	5,987
1,524	Medtronic, PLC	108,814
1,642	Morgan Stanley	55,516
126	NASDAQ OMX Group, Inc.	5,746
441	Navient Corp.	8,705
279	T. Rowe Price Group, Inc.	21,963
		478,373
Specialty Trade Contractors - 0.0%(†)
234	Quanta Services, Inc. (a)	6,196
Support Activities for Mining - 0.9%
1,324	ConocoPhillips	83,385
72	Diamond Offshore Drilling, Inc.	2,270
252	Ensco PLC Class A	7,066
911	Halliburton Co.	36,431
311	Nabors Industries Ltd.	3,579
271	Noble Corp. PLC	4,396
1,384	Schlumberger Ltd.	114,028
366	Transocean Ltd.	5,966
		257,121
Support Activities for Transportation - 0.1%
157	C.H. Robinson Worldwide, Inc.	11,182
106	Expedia, Inc.	9,109
208	Expeditors International of Washington, Inc.	9,085
		29,376
Telecommunications - 1.8%
426	American Tower Corp.	41,301
5,578	AT&T, Inc.	183,628
614	CenturyLink, Inc.	22,822
359	Crown Castle International Corp.	31,057
1,078	Frontier Communications Corp.	7,239
300	Level 3 Communications, Inc. (a)	14,922
4,462	Verizon Communications, Inc.	203,958
648	Windstream Holdings, Inc.	5,151
		510,078
Textile Product Mills - 0.0%(†)
67	Mohawk Industries, Inc. (a)	11,058
Transportation Equipment Manufacturing - 1.7%
713	Boeing Co.	103,649

245	BorgWarner, Inc.	13,232
510	Eaton Corp PLC	32,176
4,139	Ford Motor Co.	60,885
339	General Dynamics Corp.	45,158
1,451	General Motors Co.	47,331
230	Harley-Davidson, Inc.	14,191
842	Honeywell International, Inc.	82,314
289	Lockheed Martin Corp.	54,439
381	PACCAR, Inc.	22,902
143	Rockwell Collins, Inc.	12,244
297	Textron, Inc.	12,640
		501,161
Utilities - 2.6%
261	Ameren Corp.	11,818
526	American Electric Power Co., Inc.	33,038
462	CenterPoint Energy, Inc.	10,668
296	CMS Energy Corp.	11,168
315	Consolidated Edison, Inc.	21,823
628	Dominion Resources, Inc.	48,287
190	DTE Energy Co.	17,035
761	Duke Energy Corp.	66,314
350	Edison International	23,852
194	Entergy Corp.	16,977
163	EQT Corp.	12,134
924	Exelon Corp.	33,301
453	FirstEnergy Corp.	18,269
86	Integrys Energy Group, Inc.	6,975
1,827	Kinder Morgan, Inc.	74,998
469	NextEra Energy, Inc.	51,234
339	NiSource, Inc.	14,665
341	Northeast Utilities	18,953
364	NRG Energy, Inc.	8,976
224	ONEOK, Inc.	9,863
271	Pepco Holdings, Inc.	7,439
511	PG&E Corp.	30,052
119	Pinnacle West Capital Corp.	8,351
715	PPL Corp.	25,383
544	Public Service Enterprise Group, Inc.	23,218
153	SCANA Corp.	9,757
249	Sempra Energy	27,868
968	Southern Co.	49,097
722	Spectra Energy Corp.	24,144
252	TECO Energy, Inc.	5,375
243	Wisconsin Energy Corp.	13,552
544	Xcel Energy, Inc.	20,416
		755,000
Warehousing and Storage - 0.0%(†)
201	Iron Mountain, Inc.	8,008
Waste Management and Remediation Services - 0.1%
271	Republic Services, Inc.	10,753
91	Stericycle, Inc. (a)	11,948
		22,701

Water Transportation - 0.1%
484	Carnival Corp.	21,277
180	Royal Caribbean Cruises Ltd.	13,599
		34,876
Wholesale Electronic Markets and Agents and Brokers - 0.1%
164	Genuine Parts Co.	15,242
Wood Product Manufacturing - 0.1%
341	Leucadia National Corp.	7,730
383	Masco Corp.	9,514
		17,244
	TOTAL COMMON STOCKS (Cost $16,136,945)	$19,023,059

SHORT-TERM INVESTMENTS - 27.0%
Money Market Fund - 27.0%
7,785,504	Dreyfus Treasury Prime Cash Management 0.00% (††)(b)	$7,785,504
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,785,504)	$7,785,504
	TOTAL INVESTMENTS - 92.8% (Cost $23,922,449)	$26,808,563
	Other Assets in Excess of Liabilities - 7.2%	2,078,261
	TOTAL NET ASSETS - 100.0%	$28,886,824

Percentages are stated as a percent of net assets.

(†) Less than 0.05%.
(††) Less than 0.005%.
(a) Non-income producing security.
(b) Represents annualized seven-day yield at January 31, 2015.

Direxion Zacks MLP High Income Shares
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Fair Value
MASTER LIMITED PARTNERSHIPS - 99.2%
Gasoline Stations - 5.3%
59,932	Amerigas Partners LP	$3,078,707
Merchant Wholesalers, Nondurable Goods - 21.8%
87,475	Cheniere Energy Partners LP	2,772,957
139,063	Crestwood Midstream Partners LP	2,136,008
81,350	CrossAmerica Partners LP	3,116,518
78,758	Martin Midstream Partners LP	2,363,528
80,498	NGL Energy Partners LP	2,271,654
		12,660,665
Mining (except Oil and Gas) - 3.9%
57,516	Alliance Resource Partners LP	2,288,561
Nonstore Retailers - 8.7%
102,478	Ferrellgas Partners LP	2,332,399
61,396	Suburban Propane Partners LP	2,713,089
		5,045,488
Oil and Gas Extraction - 11.1%
85,238	EV Energy Partners LP	1,195,037
127,817	Legacy Reserves LP	1,242,381
92,200	Regency Energy Partners LP	2,365,852
111,531	Vanguard Natural Resources LLC	1,650,659
		6,453,929
Petroleum and Coal Products Manufacturing - 4.5%
103,282	Calumet Specialty Products Partners LP	2,600,641
Pipeline Transportation - 23.1%
36,681	Buckeye Partners LP	2,669,276
42,928	Energy Transfer Partners LP	2,635,779
45,490	NuStar Energy LP	2,778,529
44,360	TC Pipelines LP	3,020,473
53,653	Williams Partners LP	2,275,424
		13,379,481
Support Activities for Mining - 17.2%
128,947	CSI Compressco LP	1,837,495
99,532	Exterran Partners LP	2,264,353
132,152	Memorial Production Partners LP	2,270,371
221,811	Natural Resource Partners LP	2,085,023
109,978	Seadrill Partners LLC	1,512,198
		9,969,440
Water Transportation - 3.6%
76,427	Golar LNG Partners LP	2,074,229

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $65,617,102)	$57,551,141
SHORT TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
185,971	Short Term Investments Trust Treasury Portfolio, 0.01% (a)	$185,971
	TOTAL SHORT TERM INVESTMENTS (Cost $185,971)	$185,971
	TOTAL INVESTMENTS (Cost $65,803,073) - 99.5%	$57,737,112
	Other Assets in Excess of Liabilities - 0.5%	309,032
	TOTAL NET ASSETS - 100.0%	$58,046,144

Percentages are stated as a percent of net assets.

(a)    Represents annualized seven-day yield at January 31, 2015.

Direxion Daily 7-10 Year Treasury Bear 1X Shares
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 17.1%
Money Market Funds - 17.1%
252,632	Dreyfus Treasury Prime Cash Management, 0.00% (††) (a)	$252,632
	TOTAL SHORT TERM INVESTMENTS (Cost $252,632)	$252,632
	TOTAL INVESTMENTS (Cost $252,632) - 17.1%(b)	$252,632
	Other Assets in Excess of Liabilities - 82.9%	1,224,507
	TOTAL NET ASSETS - 100.0%	$1,477,139

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $252,632.

Short Equity Swap Contracts January 31, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	6,482	$671,700	(0.583)%	4/14/2015	$(59,383)
Deutsche Bank AG London	iShares 7-10 Year Treasury Bond ETF	6,880	706,146	(1.683)%	9/17/2015	(73,068)
			$1,377,846			$(132,451)

	Direxion Daily 20+ Year Treasury Bear 1X Shares
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 28.2%
Money Market Funds - 28.2%
3,534,062	Dreyfus Treasury Prime Cash Management, 0.00% (††) (a)	$3,534,062
	TOTAL SHORT TERM INVESTMENTS (Cost $3,534,062)	$3,534,062
	TOTAL INVESTMENTS (Cost $3,534,062) - 28.2% (b)	$3,534,062
	Other Assets in Excess of Liabilities - 71.8%	8,986,178
	TOTAL NET ASSETS - 100.0%	$12,520,240

Percentages are stated as a percent of net assets.
(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $3,534,062.

Short Equity Swap Contracts
January 31, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares 20+ Year Treasury Bond ETF	50,343	$6,203,803	(0.583)%	8/26/2015	$(789,363)
Deutsche Bank AG London	iShares 20+ Year Treasury Bond ETF	40,056	4,867,047	(0.533)%	9/17/2015	(712,689)
			$11,070,850			$(1,502,052)

Direxion Daily Total Bond Market Bear 1X Shares
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 25.7%
Money Market Funds - 25.7%
390,000	Dreyfus Treasury Prime Cash Management, 0.00% (††) (a)	$390,000
450,399	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	450,399
	TOTAL SHORT TERM INVESTMENTS (Cost $840,399)	$840,399
	TOTAL INVESTMENTS (Cost $840,399) - 25.7% (b)	$840,399
	Other Assets in Excess of Liabilities - 74.3% (c)	2,429,591
	TOTAL NET ASSETS - 100.0%	$3,269,990

Percentages are stated as a percent of net assets.
(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $840,399.
(c)	Includes $296,000 cash segregated as collateral for swap contracts.

Short Equity Swap Contracts
January 31, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	iShares® Core U.S. Aggregate Bond ETF	10,611	$1,149,063	(0.183)%	3/4/2015	$(63,575)
Bank of America Merrill Lynch	iShares® Core U.S. Aggregate Bond ETF	10,095	1,091,050	(0.482)%	8/26/2015	(68,902)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	6,287	676,974	(0.133)%	9/14/2015	(30,497)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	288	31,412	(0.133)%	12/14/2015	(984)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	866	94,586	(0.133)%	3/14/2016	(2,795)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	276	29,996	(0.133)%	4/18/2016	(1,037)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	122	13,406	(0.133)%	5/16/2016	(310)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	91	10,077	(0.133)%	7/18/2016	(150)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	462	51,529	(0.133)%	8/15/2016	(393)
			$3,148,093			$(168,643)

Direxion Daily Total Market Bear 1X Shares
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 41.6%
Money Market Funds - 41.6%
120,000	Dreyfus Treasury Prime Cash Management, 0.00% (††) (a)	$120,000
300,344	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03%(a)	300,344
	TOTAL SHORT TERM INVESTMENTS (Cost $420,344)	$420,344
	TOTAL INVESTMENTS (Cost $420,344) - 41.6%(b)	$420,344
	Other Assets in Excess of Liabilities - 58.4%	590,900
	TOTAL NET ASSETS - 100.0%	$1,011,244

Percentages are stated as a percent of net assets.
(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $420,344.

Short Equity Swap Contracts
January 31, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	Vanguard Total Stock Market ETF	7,272	$734,497	0.167%	2/18/2015	$(18,184)
Credit Suisse International	Vanguard Total Stock Market ETF	2,536	257,583	(0.333)%	3/30/2015	(6,045)
			$992,080			$(24,229)

Direxion Daily FTSE Developed Markets Bull 1.25X Shares
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 93.7%
65,000	Vanguard FTSE Developed Markets ETF	$2,479,750
	TOTAL INVESTMENT COMPANIES (Cost $2,369,074)	$2,479,750
	TOTAL INVESTMENTS (Cost $2,369,074) - 93.7% (a)	$2,479,750
	Other Assets in Excess of Liabilities - 6.3%	165,557
	TOTAL NET ASSETS - 100.0%	$2,645,307

Percentages are stated as a percent of net assets.

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $2,479,750.

Long Equity Swap Contracts
January 31, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Vanguard FTSE Developed Markets ETF	21,675	$792,734	(0.317)%	2/8/2016	$34,001

Direxion Daily FTSE Emerging Markets Bull 1.25X Shares
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 93.1%
60,500	Vanguard FTSE Emerging Markets ETF	$2,416,370
	TOTAL INVESTMENT COMPANIES (Cost $2,344,314)	$2,416,370
	TOTAL INVESTMENTS (Cost $2,344,314) - 93.1%	$2,416,370
	Other Assets in Excess of Liabilities - 6.9%	177,959
	TOTAL NET ASSETS - 100.0%	$2,594,329

Percentages are stated as a percent of net assets.

Long Equity Swap Contracts
January 31, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Vanguard FTSE Emerging Markets ETF	20,695	$805,785	(0.317)%	2/8/2016	$20,603

Direxion Daily S&P 500® Bull 1.25X Shares
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 96.6%
18,091	SPDR S&P 500 ETF Trust	$3,608,612
	TOTAL INVESTMENT COMPANIES (Cost $3,650,405)	$3,608,612
	TOTAL INVESTMENTS (Cost $3,650,405) - 96.6%	$3,608,612
	Other Assets in Excess of Liabilities - 3.4%	129,036
	TOTAL NET ASSETS - 100.0%	$3,737,648

Percentages are stated as a percent of net assets.

Long Equity Swap Contracts
January 31, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	S&P 500® Index	533	$1,077,264	(0.367)%	2/8/2016	$(13,471)

Direxion Daily Small Cap Bull 1.25X Shares
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 96.6%
31,428	iShares Russell 2000 ETF	$3,636,219
	TOTAL INVESTMENT COMPANIES (Cost $3,660,250)	$3,636,219
	TOTAL INVESTMENTS (Cost $3,660,250) - 96.6%	$3,636,219
	Other Assets in Excess of Liabilities - 3.4%	128,044
	TOTAL NET ASSETS - 100.0%	$3,764,263

Percentages are stated as a percent of net assets.

Long Equity Swap Contracts
January 31, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Russell 2000® Index	917	$1,075,601	0.083%	2/8/2016	$(6,533)

Direxion Daily Mid Cap Bull 2X Shares
Schedule of Investments

January 31, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 39.7%
Money Market Funds - 39.7%
2,490,000	Dreyfus Treasury Prime Cash Management, 0.00% (††) (a)	$2,490,000
	TOTAL SHORT TERM INVESTMENTS (Cost $2,490,000)	$2,490,000
	TOTAL INVESTMENTS (Cost $2,490,000) - 39.7% (b)	$2,490,000
	Liabilities in Excess of Other Assets - 60.3%	3,776,859
	TOTAL NET ASSETS - 100.0%	$6,266,859

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $2,490,000.

Long Equity Swap Contracts
January 31, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	S&P® MidCap 400® IndexTM	36	$52,398	(0.417)%	8/31/2015	$(734)
Credit Suisse International	S&P® MidCap 400® IndexTM	8,698	12,411,308	(0.317)%	5/9/2016	86,753
			$12,463,706			$86,019

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 43.8%
Money Market Funds - 43.8%
7,463,588	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$7,463,588
220,116	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	220,116
	TOTAL SHORT TERM INVESTMENTS (Cost $7,683,704)	$7,683,704
	TOTAL INVESTMENTS (Cost $7,683,704) - 43.8% (b)	$7,683,704
	Other Assets in Excess of Liabilities - 56.2%	9,856,876
	TOTAL NET ASSETS - 100.0%	$17,540,580

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,683,704.

Long Equity Swap Contracts
January 31, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	S&P 500® Index	17,123	$34,571,679	(0.367%)	10/13/2015	$(367,615)
Bank of America Merrill Lynch	S&P 500® Index	462	955,367	(0.368%)	6/27/2016	(33,297)
			$35,527,046			$(400,912)

Direxion Daily Small Cap Bull 2X Shares
Schedule of Investments
January 31, 2015 (Unaudited)

Shares	Fair Value
SHORT TERM INVESTMENTS - 41.1%
Money Market Funds - 41.1%
Dreyfus Treasury Prime Cash Management Fund, 0.00% (††)(a)	$3,423,702
TOTAL SHORT TERM INVESTMENTS (Cost $3,423,702)	$3,423,702
TOTAL INVESTMENTS (Cost $3,423,702) - 41.1% (b)	$3,423,702
Other Assets in Excess of Liabilities - 58.9%	4,903,222
TOTAL NET ASSETS - 100.0%	$8,326,924

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,423,702

Long Equity Swap Contracts
January 31, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	Russell 2000® Index	10,558	$12,482,669	0.083%	8/31/2015	$(148,450)
Credit Suisse International	Russell 2000® Index	2,461	2,662,891	0.133%	2/29/2016	216,265
Citibank N.A.	Russell 2000® Index	1,271	1,338,909	0.133%	7/28/2016	148,209
			$16,484,469			$216,024

Direxion Daily 7-10 Year Treasury Bull 2X Shares
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 39.2%
Money Market Funds - 39.2%
6,359,794	Dreyfus Treasury Prime Cash Management, 0.00% (††) (a)	$6,359,794
	TOTAL SHORT TERM INVESTMENTS (Cost $6,359,794)	$6,359,794
	TOTAL INVESTMENTS (Cost $6,359,794) - 39.2%(b)	$6,359,794
	Other Assets in Excess of Liabilities - 60.8%	9,883,073
	TOTAL NET ASSETS - 100.0%	$16,242,867

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,359,794.

Long Equity Swap Contracts
January 31, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	iShares 7-10 Year Treasury Bond ETF	239,888	$24,974,343	0.683%	8/31/2015	$1,812,717
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	53,968	5,781,300	0.583%	11/20/2015	192,178
			$30,755,643			$2,004,895

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 18.8%
57,311	SPDR S&P MidCap 400® ETF Trust	$14,962,183
	TOTAL INVESTMENT COMPANIES (Cost $15,271,615)	$14,962,183
SHORT TERM INVESTMENTS - 55.3%
Money Market Funds - 55.3%
31,771,974	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$31,771,974
12,390,767	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	12,390,767
	TOTAL SHORT TERM INVESTMENTS (Cost $44,162,741)	$44,162,741
	TOTAL INVESTMENTS (Cost $59,434,356) - 74.1% (b)	$59,124,924
	Other Assets in Excess of Liabilities - 25.9%	20,699,288
	TOTAL NET ASSETS - 100.0%	$79,824,212

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $44,162,741.

Long Equity Swap Contracts
January 31, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	S&P MidCap 400® Index	56,101	$81,260,111	(0.317)%	1/11/2016	$(673,573)
Morgan Stanley Capital Services	S&P MidCap 400® Index	37,917	54,108,317	(0.417)%	2/23/2016	319,485
BNP Paribas	S&P MidCap 400® Index	20,912	29,363,293	(0.417)%	5/19/2016	643,910
BNP Paribas	S&P MidCap 400® Index	4,896	7,116,437	(0.417)%	7/21/2016	2,039
Deutsche Bank AG London	S&P MidCap 400® Index	36,619	52,891,899	(0.417)%	7/24/2018	(316,179)
			$224,740,057			$(24,318)

Direxion Daily Mid Cap Bear 3X Shares
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 77.4%
Money Market Funds - 77.4%
3,682,041	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$3,682,041
3,184,069	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	3,184,069
	TOTAL SHORT TERM INVESTMENTS (Cost $6,866,110)	$6,866,110
	TOTAL INVESTMENTS (Cost $6,866,110) - 77.4% (b)	$6,866,110
	Other Assets in Excess of Liabilities - 22.6%	2,006,357
	TOTAL NET ASSETS - 100.0%	$8,872,467

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,866,110.

Short Equity Swap Contracts
January 31, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	S&P MidCap 400® Index	7,816	$10,649,536	(0.233)%	5/1/2015	$(652,634)
Morgan Stanley Capital Services	S&P MidCap 400® Index	8,074	11,750,496	(0.029)%	3/1/2016	163,480
Deutsche Bank AG London	S&P MidCap 400® Index	2,658	3,767,840	(0.083)%	7/24/2018	(50,240)
			$26,167,872			$(539,394)

Direxion Daily S&P 500® Bull 3X Shares

Schedule of Investments

January 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 2.6%
80,841	SPDR S&P 500 ETF Trust	$16,125,354
	TOTAL INVESTMENT COMPANIES (Cost $16,603,491)	$16,125,354
SHORT TERM INVESTMENTS - 59.7%
Money Market Funds - 43.0%
371,969,932	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$371,969,932
268	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	268
	TOTAL SHORT TERM INVESTMENTS (Cost $371,970,200)	$371,970,200
	TOTAL INVESTMENTS (Cost $388,573,691) - 62.3% (b)	$388,095,554
	Other Assets in Excess of Liabilities - 37.7%	235,418,580
	TOTAL NET ASSETS - 100.0%	$623,514,134

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $371,970,200.

Long Equity Swap Contracts

January 31, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	S&P 500® Index	152,811	$242,082,108	(0.467)%	6/17/2015	$70,962,876
UBS Securities LLC	S&P 500® Index	200,864	397,932,901	(0.467)%	10/19/2015	3,728,675
Citibank N.A.	S&P 500® Index	227,830	456,152,113	(0.471)%	2/26/2016	(1,611,896)
Deutsche Bank AG London	S&P 500® Index	210,217	430,221,714	(0.367)%	5/10/2016	(10,624,886)
BNP Paribas	S&P 500® Index	16,841	34,446,411	(0.417)%	5/19/2016	(747,467)
BNP Paribas	S&P 500® Index	43,206	89,326,615	(0.417)%	6/16/2016	(2,950,826)
BNP Paribas	S&P 500® Index	48,468	99,923,676	(0.417)%	7/21/2016	(3,125,540)
BNP Paribas	S&P 500® Index	29,311	60,485,084	(0.417)%	8/18/2016	(2,006,241)
			$1,810,570,622			$53,624,695

Direxion Daily S&P 500® Bear 3X Shares

Schedule of Investments

January 31, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 74.8%
Money Market Funds - 74.8%
103,898,890	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$103,898,890
28,995,998	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	28,995,998
255	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	255
	TOTAL SHORT TERM INVESTMENTS (Cost $132,895,143)	$132,895,143
	TOTAL INVESTMENTS (Cost $132,895,143) - 74.8% (b)	$132,895,143
	Other Assets in Excess of Liabilities - 25.2%	44,787,507
	TOTAL NET ASSETS - 100.0%	$177,682,650

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $132,895,143.

Short Equity Swap Contracts

January 31, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	S&P 500® Index	48,633	$78,338,939	(0.183)%	5/1/2015	$(21,945,562)
Deutsche Bank AG London	S&P 500® Index	66,839	134,795,879	(0.183)%	7/27/2015	1,416,884
Bank of America Merrill Lynch	S&P 500® Index	51,657	101,561,600	(0.232)%	7/28/2015	(2,255,844)
UBS Securities LLC	S&P 500® Index	29,311	59,314,935	0.317%	2/3/2016	814,275
Citibank N.A.	S&P 500® Index	49,678	99,463,305	(0.179)%	2/26/2016	346,085
BNP Paribas	S&P 500® Index	19,038	38,273,953	(0.083)%	6/16/2016	211,605
BNP Paribas	S&P 500® Index	2,043	4,029,502	(0.083)%	7/21/2016	(54,163)
			$515,778,113			$(21,466,720)

Direxion Daily Small Cap Bull 3X Shares

Schedule of Investments

January 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 2.8%
206,011	iShares Russell 2000 Index Fund	$23,835,473
	TOTAL INVESTMENT COMPANIES (Cost $24,652,641)	$23,835,473
SHORT TERM INVESTMENTS - 62.4%
Money Market Funds - 62.4%
359,966,916	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$359,966,916
95,653,128	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	95,653,128
81,006,168	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	81,006,168
	TOTAL SHORT TERM INVESTMENTS (Cost $536,626,212)	$536,626,212
	TOTAL INVESTMENTS (Cost $561,278,853) - 65.2% (b)	$560,461,685
	Other Assets in Excess of Liabilities - 34.8% (c)	298,782,380
	TOTAL NET ASSETS - 100.0%	$859,244,065

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $536,626,212.
(c)	Includes $23,582,105 cash segregated as collateral for swap contracts.

Long Equity Swap Contracts

January 31, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	Russell 2000® Index	365,921	$421,682,863	(0.267)%	8/10/2015	$5,495,434
Morgan Stanley Capital Services	Russell 2000® Index	326,920	360,024,172	(0.067)%	11/3/2015	22,319,626
Citibank N.A.	Russell 2000® Index	390,420	464,744,646	(0.018)%	2/22/2016	(9,680,305)
Bank of America Merrill Lynch	Russell 2000® Index	315,688	377,139,195	(0.071)%	2/24/2016	(9,188,950)
Deutsche Bank AG London	Russell 2000® Index	236,150	278,803,298	(0.017)%	2/26/2016	(3,546,104)
BNP Paribas	Russell 2000® Index	72,067	78,907,918	(0.417)%	4/21/2016	5,294,473
BNP Paribas	Russell 2000® Index	306,137	336,359,237	(0.417)%	5/19/2016	21,231,575
Credit Suisse International	Russell 2000® Index	108,209	129,004,795	0.033%	6/30/2016	(2,832,422)
BNP Paribas	Russell 2000® Index	10,000	11,615,433	(0.417)%	7/21/2016	40,089
BNP Paribas	Russell 2000® Index	60,000	70,421,351	(0.417)%	8/18/2016	(491,890)
			$2,528,702,908			$28,641,526

Direxion Daily Small Cap Bear 3X Shares

Schedule of Investments

January 31, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 62.4%
Money Market Funds - 62.4%
274,989,156	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$274,989,156
58,900,618	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	58,900,618
37,850,232	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	37,850,232
	TOTAL SHORT TERM INVESTMENTS (Cost $371,740,006)	$371,740,006
	TOTAL INVESTMENTS (Cost $371,740,006) - 62.4% (b)	$371,740,006
	Other Assets in Excess of Liabilities - 37.6%(c)	224,356,715
	TOTAL NET ASSETS - 100.0%	$596,096,721

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $371,740,006.
(c)	Includes $9,462,043 cash segregated as collateral for swap contracts.

Short Equity Swap Contracts

January 31, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Russell 2000® Index	297,889	$348,391,565	(1.083)%	2/3/2015	$466,854
Morgan Stanley Capital Services	Russell 2000® Index	119,738	138,689,912	(0.633)%	3/31/2015	(2,026,975)
Credit Suisse International	Russell 2000® Index	303,096	354,343,233	(0.833)%	5/7/2015	(538,655)
UBS Securities LLC	Russell 2000® Index	292,004	344,606,212	(0.083)%	7/21/2015	3,890,623
Deutsche Bank AG London	Russell 2000® Index	107,616	127,311,290	(1.333)%	7/27/2015	1,853,301
Bank of America Merrill Lynch	Russell 2000® Index	199,089	235,585,906	(0.932)%	5/25/2016	2,682,230
BNP Paribas	Russell 2000® Index	40,134	46,622,457	(1.083)%	6/16/2016	(309,711)
BNP Paribas	Russell 2000® Index	175,000	209,247,817	(1.083)%	7/21/2016	4,771,624
			$1,804,798,392			$10,789,291

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Schedule of Investments

January 31, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 53.9%
Money Market Funds - 53.9%
1,695,357	Dreyfus Treasury Prime Cash Management 0.00% (††)(a)	$1,695,357
1,010,216	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	1,010,216
	TOTAL SHORT TERM INVESTMENTS (Cost $2,705,573)	$2,705,573
	TOTAL INVESTMENTS (Cost $2,705,573) - 53.9% (b)	$2,705,573
	Other Assets in Excess of Liabilities - 46.1%	2,316,134
	TOTAL NET ASSETS - 100.0%	$5,021,707

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,705,573.

Long Equity Swap Contracts

January 31, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	iShares 7-10 Year Treasury Bond ETF	51,422	$5,277,387	0.183%	4/28/2015	$495,960
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	45,550	4,688,475	(0.417)%	5/21/2015	456,963
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,135	115,210	(0.417)%	6/18/2015	11,285
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,115	111,226	(0.417)%	7/16/2015	12,762
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	29,048	3,132,688	0.583%	7/27/2015	85,386
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,353	137,853	(0.417)%	8/20/2015	12,627
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	541	55,236	(0.417)%	9/17/2015	4,851
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,480	150,277	(0.417)%	11/19/2015	13,659
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	294	30,441	(0.417)%	12/17/2015	2,083
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	179	18,706	(0.417)%	3/17/2016	1,049
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	3,319	349,109	(0.417)%	5/19/2016	17,473
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	840	88,444	(0.417)%	6/16/2016	4,349
			$14,155,052			$1,118,447

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Schedule of Investments

January 31, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 80.0%
Money Market Funds - 80.0%
25,580,379	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$25,580,379
10,062,864	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	10,062,864
	TOTAL SHORT TERM INVESTMENTS (Cost $35,643,243)	$35,643,243
	TOTAL INVESTMENTS (Cost $35,643,243) - 80.0% (b)	$35,643,243
	Other Assets in Excess of Liabilities - 20.0%	8,921,785
	TOTAL NET ASSETS - 100.0%	$44,565,028

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $35,643,243.

Short Equity Swap Contracts

January 31, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	326,350	$34,872,373	(0.583)%	4/21/2015	$(1,307,285)
Morgan Stanley Capital Services	iShares 7-10 Year Treasury Bond ETF	290,389	29,907,309	(1.083)%	8/5/2015	(2,750,501)
Deutsche Bank AG London	iShares 7-10 Year Treasury Bond ETF	213,667	22,000,274	(1.683)%	9/17/2015	(2,123,712)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	69,069	7,149,372	(1.583)%	3/17/2016	(575,196)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	90,084	9,286,872	(1.583)%	4/21/2016	(726,197)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	127,291	13,399,747	(1.583)%	5/19/2016	(727,727)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	59,732	6,281,358	(1.583)%	6/16/2016	(338,141)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	32,807	3,470,942	(1.583)%	7/21/2016	(162,750)
			$126,368,247			$(8,711,509)

Direxion Daily 20+ Year Treasury Bull 3X Shares
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 20.2%
189,951	iShares 20+ Year Treasury Bond ETF	$26,308,213
	TOTAL INVESTMENT COMPANIES (Cost $25,466,508)	$26,308,213
SHORT TERM INVESTMENTS - 35.6%
Money Market Funds - 35.6%
19,496,589	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$19,496,589
9,300,062	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	9,300,062
17,642,256	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	17,642,256
	TOTAL SHORT TERM INVESTMENTS (Cost $46,438,907)	$46,438,907
	TOTAL INVESTMENTS (Cost $71,905,415) - 55.8% (b)	$72,747,120
	Other Assets in Excess of Liabilities - 44.2%	57,615,463
	TOTAL NET ASSETS - 100.0%	$130,362,583

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $46,438,907.

Long Equity Swap Contracts
January 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Morgan Stanley Capital Services	iShares 20+ Year Treasury Bond ETF	785,129	$103,610,411	0.283%	4/7/2015	$5,166,442
Credit Suisse International	iShares 20+ Year Treasury Bond ETF	868,111	105,332,451	0.083%	4/8/2015	15,285,791
Deutsche Bank AG London	iShares 20+ Year Treasury Bond ETF	407,901	47,665,357	0.133%	9/17/2015	9,187,108
Citibank N.A.	iShares 20+ Year Treasury Bond ETF	296,398	39,347,265	(0.167)%	2/12/2016	1,701,178
Bank of America Merrill Lynch	iShares 20+ Year Treasury Bond ETF	276,357	37,189,361	0.030%	2/25/2016	1,086,205
			$333,144,845			$32,426,724

Direxion Daily 20+ Year Treasury Bear 3X Shares
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 95.9%
Money Market Funds - 95.9%
241,521,034	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$241,521,034
14,231,131	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	14,231,131
33,874,525	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	33,874,525
	TOTAL SHORT TERM INVESTMENTS (Cost $289,626,690)	$289,626,690
	TOTAL INVESTMENTS (Cost $289,626,690) -95.9% (b)	$289,626,690
	Other Assets in Excess of Liabilities - 4.1%	12,426,978
	TOTAL NET ASSETS - 100.0%	$302,053,668

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $289,626,690.

Short Equity Swap Contracts
January 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares 20+ Year Treasury Bond ETF	2,369,215	$278,862,755	(0.583)%	5/7/2015	$(51,395,667)
Deutsche Bank AG London	iShares 20+ Year Treasury Bond ETF	2,711,072	317,949,216	(0.633)%	9/17/2015	(60,678,782)
Morgan Stanley Capital Services	iShares 20+ Year Treasury Bond ETF	393,223	52,671,981	(0.783)%	11/3/2015	(1,794,800)
Citibank N.A.	iShares 20+ Year Treasury Bond ETF	658,573	86,319,163	(0.733)%	2/12/2016	(6,618,205)
Bank of America Merrill Lynch	iShares 20+ Year Treasury Bond ETF	410,913	55,460,155	(1.030)%	2/24/2016	(1,456,641)
			$791,263,270			$(121,944,095)

Direxion Daily Brazil Bull 3X Shares
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 9.1%
81,439	iShares MSCI Brazil Capped ETF	$2,794,172
	TOTAL INVESTMENT COMPANIES (Cost $2,966,596)	$2,794,172
SHORT TERM INVESTMENTS - 52.7%
Money Market Funds - 52.7%
16,326,649	Dreyfus Treasury Prime Cash Management, 0.00%(††) (a)	$16,326,649
23	Goldman Sachs Financial Square Treasury Instruments Fund 0.00% (††) (a)	23
	TOTAL SHORT TERM INVESTMENTS (Cost $16,326,672)	$16,326,672
	TOTAL INVESTMENTS (Cost $19,293,268) - 61.8% (b)	$19,120,844
	Other Assets in Excess of Liabilities - 38.2% (c)	11,835,929
	TOTAL NET ASSETS - 100.0%	$30,956,773

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $16,326,672.
(c)	Includes $357,919 cash segregated as collateral for swap contracts.

Long Equity Swap Contracts
January 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares MSCI Brazil Capped ETF	1,001,299	$37,693,473	(0.467)%	6/10/2015	$(3,216,880)
Deutsche Bank AG London	iShares MSCI Brazil Capped ETF	625,004	26,273,434	(0.367)%	11/16/2015	(4,621,895)
Citibank N.A.	iShares MSCI Brazil Capped ETF	967,320	35,644,228	(0.417)%	1/8/2016	(2,394,594)
BNP Paribas	iShares MSCI Brazil Capped ETF	31,749	1,533,790	(0.417)%	4/18/2016	(446,878)
			$101,144,925			$(10,680,247)

Direxion Daily Developed Markets Bull 3X Shares

Schedule of Investments

January 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 3.8%
16,326	iShares MSCI EAFE ETF	$999,314
	TOTAL INVESTMENT COMPANIES (Cost $1,015,624)	$999,314
SHORT TERM INVESTMENTS - 59.8%
Money Market Funds - 59.8%
14,939,849	Dreyfus Treasury Prime Cash Management Fund, 0.00% (††)(a)	$14,939,849
620,060	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	620,060
	TOTAL SHORT TERM INVESTMENTS (Cost $15,559,909)	$15,559,909
	TOTAL INVESTMENTS (Cost $16,575,533) - 63.6% (b)	$16,559,223
	Other Assets in Excess of Liabilities -36.4% (c)	9,464,641
	TOTAL NET ASSETS - 100.0%	$26,023,864

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $15,559,909.
(c)	Includes $420,000 cash segregated as collateral for swap contracts.

Long Equity Swap Contracts

January 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	iShares MSCI EAFE ETF	35,414	$2,253,129	(0.568)%	3/26/2015	$(68,640)
Credit Suisse International	iShares MSCI EAFE ETF	751,166	45,583,763	(0.367)%	4/21/2015	690,685
Citibank N.A.	iShares MSCI EAFE ETF	119,507	7,477,086	(0.467)%	4/23/2015	(124,311)
Deutsche Bank AG London	iShares MSCI EAFE ETF	353,084	20,022,720	(0.367)%	4/29/2016	2,944,801
			$75,336,698			$3,442,535

Direxion Daily Developed Markets Bear 3X Shares
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 71.0%
Money Market Funds - 71.0%
2,709,959	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$2,709,959
4,610,011	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	4,610,011
977,738	Morgan Stanley Institutional Global Liquidity Treasury Fund , 0.03% (a)	977,738
	TOTAL SHORT TERM INVESTMENTS (Cost $8,297,708)	$8,297,708
	TOTAL INVESTMENTS (Cost $8,297,708) - 71.0% (b)	$8,297,708
	Other Assets in Excess of Liabilities - 29.0%	3,393,401
	TOTAL NET ASSETS - 100.0%	$11,691,109

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,297,708.

Short Equity Swap Contracts

January 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares MSCI EAFE ETF	103,541	$6,305,982	(0.083)%	4/8/2015	$(31,848)
Bank of America Merrill Lynch	iShares MSCI EAFE ETF	289,478	18,375,565	0.268%	6/25/2015	497,207
Morgan Stanley Capital Services	iShares MSCI EAFE ETF	61,252	3,773,736	(0.083)%	1/20/2016	24,107
BNP Paribas	iShares MSCI EAFE ETF	39,700	2,514,889	(0.083)%	4/21/2016	84,067
Deutsche Bank AG London	iShares MSCI EAFE ETF	79,050	4,894,980	(0.133)%	4/29/2016	24,106
			$35,865,152			$597,639

Direxion Daily Emerging Markets Bull 3X Shares
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 3.0%
175,679	iShares MSCI Emerging Markets ETF	$6,854,995
	TOTAL INVESTMENT COMPANIES (Cost $7,049,823)	$6,854,995
SHORT TERM INVESTMENTS - 74.9%
Money Market Funds - 74.9%
113,644,228	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$113,644,228
37,218,881	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	37,218,881
19,544,794	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	19,544,794
	TOTAL SHORT TERM INVESTMENTS (Cost $170,407,903)	$170,407,903
	TOTAL INVESTMENTS (Cost $177,457,726) - 77.9% (b)	$177,262,898
	Other Assets in Excess of Liabilities - 22.1%	50,217,085
	TOTAL NET ASSETS - 100.0%	$227,479,983

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $170,407,903.

Long Equity Swap Contracts
January 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Citibank N.A.	iShares MSCI Emerging Markets ETF	1,547,268	$60,106,264	(0.417)%	2/3/2015	$244,698
Morgan Stanley Capital Services	iShares MSCI Emerging Markets ETF	2,081,094	85,210,645	(0.417)%	3/6/2015	(2,662,490)
Credit Suisse International	iShares MSCI Emerging Markets ETF	2,260,124	89,617,730	(0.417)%	6/17/2015	145,931
Deutsche Bank AG London	iShares MSCI Emerging Markets ETF	3,689,570	145,603,846	(0.367)%	7/27/2015	(1,186,398)
BNP Paribas	iShares MSCI Emerging Markets ETF	1,313,642	56,522,325	(0.417)%	12/17/2015	(5,421,202)
UBS Securities LLC	iShares MSCI Emerging Markets ETF	1,010,480	39,747,349	(0.317%)	12/22/2015	(282,522)
BNP Paribas	iShares MSCI Emerging Markets ETF	63,570	2,780,418	(0.417)%	1/21/2016	(306,967)
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ETF	3,747,389	148,893,480	(0.518)%	2/16/2016	(2,699,106)
BNP Paribas	iShares MSCI Emerging Markets ETF	944,620	42,277,037	(0.417)%	3/17/2016	(5,510,670)
BNP Paribas	iShares MSCI Emerging Markets ETF	324,430	14,008,443	(0.417)%	4/21/2016	(1,369,809)
BNP Paribas	iShares MSCI Emerging Markets ETF	332,095	13,050,622	(0.417)%	8/18/2016	(95,139)
			$697,818,159			$(19,143,674)

Direxion Daily Emerging Markets Bear 3X Shares

Schedule of Investments

January 31, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS -69.1%
Money Market Funds - 69.1%
34,917,786	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$34,917,786
7,244,701	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	7,244,701
8,950,990	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	8,950,990
	TOTAL SHORT TERM INVESTMENTS (Cost $51,113,477)	$51,113,477
	TOTAL INVESTMENTS (Cost $51,113,477) - 69.1% (b)	$51,113,477
	Other Assets in Excess of Liabilities - 30.9%	22,829,528
	TOTAL NET ASSETS - 100.0%	$73,943,005

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $51,113,477.

Short Equity Swap Contracts

January 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Morgan Stanley Capital Services	iShares MSCI Emerging Markets ETF	867,743	$35,780,416	(0.083)%	5/22/2015	$1,137,011
Deutsche Bank AG London	iShares MSCI Emerging Markets ETF	1,150,636	44,868,506	(0.833)%	9/23/2015	(77,974)
UBS Securities LLC	iShares MSCI Emerging Markets ETF	559,370	21,208,128	(0.083)%	2/3/2016	(619,706)
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ETF	675,598	26,815,156	(0.532)%	2/16/2016	448,535
Citibank N.A.	iShares MSCI Emerging Markets ETF	465,717	17,780,822	(0.483)%	4/1/2016	(397,814)
BNP Paribas	iShares MSCI Emerging Markets ETF	150,742	6,414,297	(0.733)%	4/21/2016	515,018
BNP Paribas	iShares MSCI Emerging Markets ETF	456,735	18,725,496	(0.733)%	5/19/2016	871,780
BNP Paribas	iShares MSCI Emerging Markets ETF	41,380	1,701,619	(0.733)%	6/16/2016	84,422
Credit Suisse International	iShares MSCI Emerging Markets ETF	691,288	27,541,037	(0.183)%	6/21/2016	365,998
BNP Paribas	iShares MSCI Emerging Markets ETF	626,060	25,092,463	(0.733)%	8/18/2016	661,368
			$225,927,940			$2,988,638

Direxion Daily FTSE China Bull 3X Shares

Schedule of Investments

January 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 5.6%
144,656	iShares China Large-Cap ETF	$5,967,060
	TOTAL INVESTMENT COMPANIES (Cost $6,345,914)	$5,967,060
SHORT TERM INVESTMENTS - 69.1%
Money Market Funds - 69.1%
52,979,508	Dreyfus Treasury Prime Cash Management Fund, 0.00% (††)(a)	$52,979,508
20,494,981	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	20,494,981
	TOTAL SHORT TERM INVESTMENTS (Cost $73,474,489)	$73,474,489
	TOTAL INVESTMENTS (Cost $79,820,403) - 74.7% (b)	$79,441,549
	Other Assets in Excess of Liabilities - 25.3%	26,918,439
	TOTAL NET ASSETS - 100.0%	$106,359,988

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $73,474,489.

Long Equity Swap Contracts

January 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares China Large-Cap ETF	196,145	$8,092,599	(0.517)%	6/12/2015	$(6,277)
Morgan Stanley Capital Services	iShares China Large-Cap ETF	2,549,196	91,031,052	(0.567)%	8/5/2015	16,384,678
Citibank N.A.	iShares China Large-Cap ETF	1,266,656	53,762,542	(0.417)%	10/20/2015	(828,962)
Deutsche Bank AG London	iShares China Large-Cap ETF	635,828	26,838,352	(0.167)%	1/19/2016	(613,303)
BNP Paribas	iShares China Large-Cap ETF	2,943,060	113,425,432	(0.417)%	5/19/2016	7,844,792
			$293,149,977			$22,780,928

Direxion Daily FTSE China Bear 3X Shares

Schedule of Investments

Januray 31, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS -85.3%
Money Market Funds - 85.3%
5,712,508	Dreyfus Treasury Prime Cash Management 0.00% (††)(a)	$5,712,508
4,181,335	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	4,181,335
	TOTAL SHORT TERM INVESTMENTS (Cost $9,893,843)	$9,893,843
	TOTAL INVESTMENTS (Cost $9,893,843) - 85.3% (b)	$9,893,843
	Other Assets in Excess of Liabilities -14.7%	1,702,902
	TOTAL NET ASSETS - 100.0%	$11,596,745

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,893,843.

Short Equity Swap Contracts

Januray 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Morgan Stanley Capital Services	iShares China Large-Cap ETF	257,498	$9,513,475	(0.333)%	8/4/2015	$(1,380,841)
Credit Suisse International	iShares China Large-Cap ETF	99,840	3,913,629	(0.483)%	6/12/2015	(208,383)
Citibank N.A.	iShares China Large-Cap ETF	258,507	10,858,541	(0.733)%	10/20/2015	194,257
Deutsche Bank AG London	iShares China Large-Cap ETF	96,512	4,015,697	(0.833)%	1/19/2016	19,803
BNP Paribas	iShares China Large-Cap ETF	22,315	854,494	(0.583)%	4/21/2016	(74,594)
BNP Paribas	iShares China Large-Cap ETF	25,835	986,766	(0.583)%	5/19/2016	(89,205)
BNP Paribas	iShares China Large-Cap ETF	82,945	3,291,428	(0.583)%	6/16/2016	(146,988)
			$33,434,030			$(1,685,951)

Direxion Daily FTSE Europe Bull 3X Shares

Schedule of Investments

January 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 22.2%
80,035	Vanguard FTSE Europe ETF	$4,216,244
	TOTAL INVESTMENT COMPANIES (Cost $4,271,601)	$4,216,244
SHORT TERM INVESTMENTS - 48.7%
Money Market Funds - 48.7%
9,256,096	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$9,256,096
	TOTAL SHORT TERM INVESTMENTS (Cost $9,256,096)	$9,256,096
	TOTAL INVESTMENTS (Cost $13,527,697) - 70.9% (b)	$13,472,340
	Other Assets in Excess of Liabilities - 29.1%	5,527,275
	TOTAL NET ASSETS - 100.0%	$18,999,615

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,256,096.

Long Equity Swap Contracts

January 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Vanguard FTSE Europe ETF	378,305	$20,381,535	(0.417)%	7/22/2015	$(377,705)
Citibank N.A.	Vanguard FTSE Europe ETF	336,182	17,899,057	(0.367)%	8/6/2015	(181,020)
BNP Paribas	Vanguard FTSE Europe ETF	58,656	3,140,899	(0.417)%	6/16/2016	(52,550)
BNP Paribas	Vanguard FTSE Europe ETF	22,629	1,198,787	(0.417)%	7/14/2016	(7,295)
BNP Paribas	Vanguard FTSE Europe ETF	206,199	11,048,148	(0.417)%	8/18/2016	(186,301)
			$53,668,426			$(804,871)

Direxion Daily India Bull 3X Shares
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 0.9%
33,465	PowerShares India Portfolio	$752,628
	TOTAL INVESTMENT COMPANIES (Cost $755,941)	$752,628
SHORT TERM INVESTMENTS - 65.9%
Money Market Funds - 65.9%
45,184,216	Dreyfus Treasury Prime Cash Management 0.00% †† (a)	$45,184,216
9,360,104	Goldman Sachs Financial Square Treasury Instruments Fund 0.00% †† (a)	9,360,104
4,392,437	Morgan Stanley Institutional Global Liquidity Treasury Fund 0.03% (a)	4,392,437
	TOTAL SHORT TERM INVESTMENTS (Cost $58,936,757)(b)	$58,936,757
	TOTAL INVESTMENTS (Cost $59,692,698) - 66.8%	$59,689,385
	Other Assets in Excess of Liabilities - 33.2%	29,693,189
	TOTAL NET ASSETS - 100.0%	$89,382,574

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $58,936,757.

Long Equity Swap Contracts
January 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Morgan Stanley Capital Services	PowerShares India Portfolio	864,250	$19,209,980	(0.667)%	5/29/2015	$261,680
UBS Securities LLC	PowerShares India Portfolio	1,487,345	31,984,126	(0.467)%	10/19/2015	1,461,851
Citibank N.A.	PowerShares India Portfolio	1,162,367	25,484,881	(0.567)%	12/28/2015	649,805
Credit Suisse International	PowerShares India Portfolio	2,848,875	62,128,805	(0.417)%	1/11/2016	1,973,680
Deutsche Bank AG London	PowerShares India Portfolio	2,490,123	52,566,747	(0.417)%	1/26/2016	3,417,463
Bank of America Merrill Lynch	PowerShares India Portfolio	1,693,539	37,427,212	(0.668)%	2/17/2016	649,366
BNP Paribas	PowerShares India Portfolio	222,732	4,930,047	(0.417)%	4/21/2016	72,290
BNP Paribas	PowerShares India Portfolio	1,120,800	26,037,598	(0.417)%	8/18/2016	(832,414)
			$259,769,396			$7,653,721

Direxion Daily Japan Bull 3X Shares
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 4.7%
26,110	iShares MSCI Japan ETF	$300,004
	TOTAL INVESTMENT COMPANIES (Cost $291,968)	$300,004
SHORT TERM INVESTMENTS - 57.1%
Money Market Funds - 57.1%
3,600,357	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$3,600,357
1	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	1
	TOTAL SHORT TERM INVESTMENTS (Cost $3,600,358)	$3,600,358
	TOTAL INVESTMENTS (Cost $3,892,326) - 61.8% (b)	$3,900,362
	Other Assets in Excess of Liabilities - 38.2%	2,407,774
	TOTAL NET ASSETS - 100.0%	$6,308,136

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,600,358.

Long Equity Swap Contracts
January 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares MSCI Japan ETF	506,598	$5,789,977	(0.467)%	8/26/2015	$60,390
UBS Securities LLC	iShares MSCI Japan ETF	507,035	5,731,978	(0.467)%	12/2/2015	97,860
BNP Paribas	iShares MSCI Japan ETF	13,389	158,108	(0.417)%	12/17/2015	1,417
BNP Paribas	iShares MSCI Japan ETF	63,015	754,440	(0.417)%	1/21/2016	(27,142)
BNP Paribas	iShares MSCI Japan ETF	371,185	4,114,780	(0.417)%	5/19/2016	147,326
BNP Paribas	iShares MSCI Japan ETF	159,735	1,833,905	(0.417)%	8/18/2016	1,247
			$18,383,188			$281,098

Direxion Daily Latin America Bull 3X Shares
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 78.8%
Money Market Funds - 78.8%
12,594,101	Dreyfus Treasury Prime Cash Management, 0.00%(††) (a)	$12,594,101
	TOTAL SHORT TERM INVESTMENTS (Cost $12,594,101)	$12,594,101
	TOTAL INVESTMENTS (Cost $12,594,101) - 78.8% (b)	$12,594,101
	Other Assets in Excess of Liabilities - 21.2%	3,382,298
	TOTAL NET ASSETS - 100.0%	$15,976,399

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $12,594,101.

Long Equity Swap Contracts
January 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares Latin America 40 ETF	572,131	$19,048,074	(0.367)%	6/17/2015	$(1,582,605)
Citibank N.A.	iShares Latin America 40 ETF	407,938	13,011,089	(0.417)%	12/9/2015	(754,130)
Deutsche Bank AG London	iShares Latin America 40 ETF	373,521	11,569,377	(0.417)%	1/19/2016	(205,039)
BNP Paribas	iShares Latin America 40 ETF	94,540	2,988,511	(0.417)%	6/13/2016	(121,086)
BNP Paribas	iShares Latin America 40 ETF	131,438	4,068,820	(0.417)%	7/18/2016	(95,385)
BNP Paribas	iShares Latin America 40 ETF	12,806	401,420	(0.417)%	8/15/2016	(13,527)
			$51,087,291			$(2,771,772)

Direxion Daily Russia Bull 3X Shares
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 5.7%
551,869	Market Vectors® Russia ETF	$8,068,325
	TOTAL INVESTMENT COMPANIES (Cost $8,460,927)	$8,068,325
SHORT TERM INVESTMENTS - 83.1%
Money Market Funds - 83.1%
90,823,836	Dreyfus Treasury Prime Cash Management, 0.00% ††(a)	$90,823,836
26,470,189	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% ††(a)	26,470,189
	TOTAL SHORT TERM INVESTMENTS (Cost $117,294,025)	$117,294,025
	TOTAL INVESTMENTS (Cost $125,754,952) - 88.8% (b)	$125,362,350
	Other Assets in Excess of Liabilities - 11.2% (c)	15,871,030
	TOTAL NET ASSETS - 100.0%	$141,233,380

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $117,294,025.
(c)	Includes $1,115,013 cash segregated as collateral for swap contracts.

Long Equity Swap Contracts
January 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Citibank N.A.	Market Vectors® Russia ETF	5,859,219	$96,057,915	(0.667)%	9/18/2015	$(6,625,647)
Credit Suisse International	Market Vectors® Russia ETF	9,477,458	142,994,087	(0.067)%	2/23/2016	(4,418,244)
Bank of America Merrill Lynch	Market Vectors® Russia ETF	2,445,044	51,392,928	(0.468)%	2/24/2016	(14,083,810)
Deutsche Bank AG London	Market Vectors® Russia ETF	9,198,101	141,201,676	(0.817)%	5/18/2016	(6,747,539)
BNP Paribas	Market Vectors® Russia ETF	1,449,847	22,897,663	(0.417)%	7/21/2016	(1,706,976)
			$454,544,269			$(33,582,216)

Direxion Daily Russia Bear 3X Shares
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 70.5%
Money Market Funds - 70.5%
32,916,657	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$32,916,657
12,350,032	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	12,350,032
	TOTAL SHORT TERM INVESTMENTS (Cost $45,266,689)	$45,266,689
	TOTAL INVESTMENTS (Cost $45,266,689) - 70.5% (b)	$45,266,689
	Other Assets in Excess of Liabilities - 29.5%	18,982,635
	TOTAL NET ASSETS - 100.0%	$64,249,324

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $45,266,689.

Short Equity Swap Contracts
January 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Citibank N.A.	Market Vectors® Russia ETF	3,000,000	$43,821,234	(2.333)%	9/18/2015	$(132,421)
Credit Suisse International	Market Vectors® Russia ETF	2,662,451	40,857,818	(1.383)%	1/12/2016	1,418,626
Deutsche Bank AG London	Market Vectors® Russia ETF	3,626,658	54,027,006	(1.833)%	2/1/2016	997,653
BNP Paribas	Market Vectors® Russia ETF	107,515	2,233,246	(1.583)%	5/19/2016	654,804
BNP Paribas	Market Vectors® Russia ETF	1,342,332	24,539,247	(1.583)%	6/16/2016	4,851,166
Bank of America Merrill Lynch	Market Vectors® Russia ETF	2,445,044	34,059,463	(1.582)%	6/27/2016	(3,373,694)
			$199,538,014			$4,416,134

Direxion Daily South Korea Bull 3X Shares
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 81.3%
Money Market Funds - 81.3%
2,447,077	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$2,447,077
290,004	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	290,004
	TOTAL SHORT TERM INVESTMENTS (Cost $2,737,081)	$2,737,081
	TOTAL INVESTMENTS (Cost $2,737,081) - 81.3% (b)	$2,737,081
	Other Assets in Excess of Liabilities - 18.7%	631,230
	TOTAL NET ASSETS - 100.0%	$3,368,311

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,737,081.

Long Equity Swap Contracts
January 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	iShares MSCI South Korea Capped ETF	11,865	$737,353	(0.768)%	3/26/2015	$(71,046)
Credit Suisse International	iShares MSCI South Korea Capped ETF	47,739	2,648,285	(0.467)%	6/26/2015	21,681
BNP Paribas	iShares MSCI South Korea Capped ETF	113,480	6,383,392	(0.417)%	7/21/2016	(69,308)
BNP Paribas	iShares MSCI South Korea Capped ETF	8,436	481,907	(0.417)%	8/18/2016	(12,354)
			$10,250,937			$(131,027)

Direxion Daily Basic Materials Bull 3X Shares
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 71.6%
Money Market Funds - 71.6%
3,387,089	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$3,387,089
760,007	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% ††(a)	760,007
	TOTAL SHORT TERM INVESTMENTS (Cost $4,147,096)	$4,147,096
	TOTAL INVESTMENTS - (Cost $4,147,096) - 71.6% (b)	$4,147,096
	Other Assets in Excess of Liabilities - 28.4%	1,644,552
	TOTAL NET ASSETS - 100.0%	$5,791,648

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,147,096.

Long Equity Swap Contracts
January 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
BNP Paribas	Materials Select Sector SPDR® Fund	76,458	$3,449,057	(0.417)%	9/17/2015	$183,039
Bank of America Merrill Lynch	Materials Select Sector SPDR® Fund	60,152	2,912,356	(0.468)%	9/25/2015	(42,276)
BNP Paribas	Materials Select Sector SPDR® Fund	28,663	1,332,758	(0.404)%	10/22/2015	29,037
BNP Paribas	Materials Select Sector SPDR® Fund	6,231	297,314	(0.404)%	11/19/2015	(1,086)
Deutsche Bank AG London	Materials Select Sector SPDR® Fund	121,370	5,951,846	(0.267)%	2/1/2016	(165,091)
BNP Paribas	Materials Select Sector SPDR® Fund	6,558	298,214	(0.254)%	5/19/2016	14,167
Credit Suisse International	Materials Select Sector SPDR® Fund	64,901	3,096,434	(0.467)%	5/20/2016	13,726
			$17,337,979			$31,516

Direxion Daily Gold Miners Index Bull 3X Shares
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 11.9%
4,889,257	Market Vectors® Gold Miners ETF	$108,981,539
	TOTAL INVESTMENT COMPANIES (Cost $112,048,458)	$108,981,539
SHORT TERM INVESTMENTS - 50.3%
Money Market Funds - 50.3%
458,998,734	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$458,998,734
	TOTAL SHORT TERM INVESTMENTS (Cost $458,998,734)	$458,998,734
	TOTAL INVESTMENTS (Cost $571,047,192) - 62.2% (b)	$567,980,273
	Other Assets in Excess of Liabilities - 37.8%	344,510,818
	TOTAL NET ASSETS - 100.0%	$912,491,091

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $458,998,734.

Long Equity Swap Contracts
January 31, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Market Vectors® Gold Miners ETF	18,692,194	$400,205,317	(0.567)%	3/18/2015	$6,767,604
Credit Suisse International	Market Vectors® Gold Miners ETF	30,959,365	613,080,436	(0.617)%	5/7/2015	79,590,601
UBS Securities LLC	Market Vectors® Gold Miners ETF	15,250,000	315,069,753	(0.467)%	7/22/2015	25,774,070
Deutsche Bank AG London	Market Vectors® Gold Miners ETF	37,167,793	723,203,141	(0.617)%	12/21/2015	104,946,891
BNP Paribas	Market Vectors® Gold Miners ETF	15,856,515	355,924,027	(0.417)%	8/18/2016	(2,499,681)
			$2,407,482,674			$214,579,485

Direxion Daily Gold Miners Index Bear 3X Shares

Schedule of Investments

January 31, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 85.0%
Money Market Funds - 85.0%
136,428,555	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$136,428,555
5,718,730	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	5,718,730
	TOTAL SHORT TERM INVESTMENTS (Cost $142,147,285)	$142,147,285
	TOTAL INVESTMENTS (Cost $142,147,285) - 85.0% (b)	$142,147,285
	Other Assets in Excess of Liabilities - 15.0%	25,122,857
	TOTAL NET ASSETS - 100.0%	$167,270,142

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $142,147,285.

Short Equity Swap Contracts
January 31, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	Market Vectors® Gold Miners ETF	6,850,000	$140,170,632	0.167%	8/5/2015	$(12,990,200)
Deutsche Bank AG London	Market Vectors® Gold Miners ETF	1,549,262	29,777,861	0.017%	12/10/2015	(4,754,873)
Citibank N.A.	Market Vectors® Gold Miners ETF	8,796,088	180,744,494	(0.233)%	1/12/2016	(15,876,431)
Morgan Stanley Capital Services	Market Vectors® Gold Miners ETF	1,042,035	22,382,912	(0.183)%	2/17/2016	(845,866)
Credit Suisse International	Market Vectors® Gold Miners ETF	1,439,036	28,904,451	(0.183)%	5/3/2016	(3,175,942)
BNP Paribas	Market Vectors® Gold Miners ETF	2,837,993	62,037,140	(0.333)%	8/18/2016	(1,224,194)
			$464,017,490			$(38,867,506)

Direxion Daily Healthcare Bull 3X Shares
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 9.3%
386,142	Health Care Select Sector SPDR® Fund	$26,748,057
	TOTAL INVESTMENT COMPANIES (Cost $27,166,645)	$26,748,057
SHORT TERM INVESTMENTS - 54.1%
Money Market Funds - 54.1%
97,173,302	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$97,173,302
44,580,306	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	44,580,306
13,954,371	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	13,954,371
	TOTAL SHORT TERM INVESTMENTS (Cost $155,707,979)	$155,707,979
	TOTAL INVESTMENTS (Cost $182,874,624) - 63.4% (b)	$182,456,036
	Other Assets in Excess of Liabilities - 36.6% (c)	105,416,548
	TOTAL NET ASSETS - 100.0%	$287,872,584

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $155,707,979.
(c)	Includes $18,800,000 cash segregated as collateral for swap contracts.

Long Equity Swap Contracts
January 31, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	Health Care Select Sector SPDR® Fund	1,121,257	$61,989,162	(0.417)%	4/15/2015	$16,543,685
Credit Suisse International	Health Care Select Sector SPDR® Fund	718,384	32,292,968	(0.467)%	4/21/2015	18,389,728
Citibank N.A.	Health Care Select Sector SPDR® Fund	1,933,731	135,075,949	(0.467)%	4/29/2015	(802,548)
UBS Securities LLC	Health Care Select Sector SPDR® Fund	1,583,535	111,280,998	(0.317)%	10/19/2015	(1,616,938)
BNP Paribas	Health Care Select Sector SPDR® Fund	622,504	40,147,102	(0.417)%	4/21/2016	2,920,160
BNP Paribas	Health Care Select Sector SPDR® Fund	316,165	20,459,968	(0.417)%	5/19/2016	1,413,866
Bank of America Merrill Lynch	Health Care Select Sector SPDR® Fund	2,576,114	178,337,914	(0.468)%	5/25/2016	647,191
BNP Paribas	Health Care Select Sector SPDR® Fund	346,730	24,531,388	(0.417)%	8/18/2016	(514,596)
Deutsche Bank AG London	Health Care Select Sector SPDR® Fund	2,863,098	199,939,647	(0.267)%	10/3/2017	(1,184,930)
			$804,055,096			$35,795,618

Direxion Daily Junior Gold Miners Index Bull 3X Shares
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 1.3%
121,254	Market Vectors® Junior Gold Miners ETF	$3,363,586
	TOTAL INVESTMENT COMPANIES (Cost $3,650,837)	$3,363,586
SHORT TERM INVESTMENTS - 67.7%
Money Market Funds - 67.7%
160,418,584	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$160,418,584
14,556,382	Morgan Stanley Institutional Global Liquidity Treasury Fund 0.03% (a)	14,556,382
	TOTAL SHORT TERM INVESTMENTS (Cost $174,974,966)(b)	$174,974,966
	TOTAL INVESTMENTS - 69.0% (Cost $178,625,803)	$178,338,552
	Other Assets in Excess of Liabilities - 31.0%	80,252,310
	TOTAL NET ASSETS - 100.0%	$258,590,862

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $174,974,966.

Long Equity Swap Contracts
January 31, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Market Vectors® Junior Gold Miners ETF	7,033,545	$200,866,016	(0.617)%	4/7/2015	$(5,774,121)
Citibank N.A.	Market Vectors® Junior Gold Miners ETF	896,917	37,310,014	(0.367)%	4/16/2015	(12,330,564)
UBS Securities, LLC	Market Vectors® Junior Gold Miners ETF	5,107,450	139,352,270	(0.467)%	10/23/2015	2,597,432
Morgan Stanley Capital Services	Market Vectors® Junior Gold Miners ETF	2,444,478	64,679,640	(0.917)%	12/1/2015	3,453,776
BNP Paribas	Market Vectors® Junior Gold Miners ETF	1,109,248	28,900,517	(0.417)%	12/17/2015	1,840,541
BNP Paribas	Market Vectors® Junior Gold Miners ETF	500,000	13,852,770	(0.417)%	1/21/2016	7,395
BNP Paribas	Market Vectors® Junior Gold Miners ETF	1,350,000	37,475,993	(0.417)%	5/19/2016	(59,521)
Deutsche Bank AG London	Market Vectors® Junior Gold Miners ETF	9,404,459	227,596,894	(0.667)%	10/8/2018	33,738,621
			$750,034,114			$23,473,559

Direxion Daily Junior Gold Miners Index Bear 3X Shares
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 82.4%
Money Market Funds - 82.4%
54,901,318	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$54,901,318
9,280,579	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	9,280,579
	TOTAL SHORT TERM INVESTMENTS (Cost $64,181,897)	$64,181,897
	TOTAL INVESTMENTS (Cost $64,181,897) - 82.4% (b)	$64,181,897
	Other Assets in Excess of Liabilities - 17.6%	13,671,099
	TOTAL NET ASSETS - 100.0%	$77,852,996

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $64,181,897.

Short Equity Swap Contracts
January 31, 2015 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Market Vectors® Junior Gold Miners ETF	477,962	$19,302,766	(0.833)%	4/16/2015	$5,880,621
BNP Paribas	Market Vectors® Junior Gold Miners ETF	328,574	14,342,672	(0.433)%	8/20/2015	5,191,815
UBS Securities LLC	Market Vectors® Junior Gold Miners ETF	2,318,294	60,788,255	0.117%	10/22/2015	(3,610,741)
Morgan Stanley Capital Services	Market Vectors® Junior Gold Miners ETF	883,964	24,253,578	(0.333)%	12/7/2015	(285,735)
Deutsche Bank AG London	Market Vectors® Junior Gold Miners ETF	1,428,533	33,009,996	(0.233)%	12/7/2015	(6,624,484)
Credit Suisse International	Market Vectors® Junior Gold Miners ETF	2,983,049	84,685,939	(0.183)%	6/17/2016	1,933,784
			$236,383,206			$2,485,260

Direxion Daily Natural Gas Related Bull 3X Shares
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 45.8%
Oil and Gas Extraction - 44.2%
18,085	Anadarko Petroleum Corp.	$1,478,449
23,521	Apache Corp.	1,471,709
44,086	Cabot Oil & Gas Corp.	1,168,279
76,951	Chesapeake Energy Corp.	1,475,920
13,478	Cimarex Energy Co.	1,390,930
252,212	Comstock Resources, Inc.	1,018,936
25,038	Devon Energy Corp.	1,509,040
108,837	Encana Corp.	1,332,165
592,251	EXCO Resources, Inc.	1,178,579
337,566	Goodrich Petroleum Corp. (a)	850,666
399,607	Magnum Hunter Resources Corp. (a)	775,238
87,055	Matador Resources Co. (a)	1,876,906
55,003	Newfield Exploration Co. (a)	1,637,989
30,254	Noble Energy, Inc.	1,444,326
68,503	QEP Resources, Inc.	1,385,131
24,499	Range Resources Corp.	1,133,569
741,157	SandRidge Energy, Co. (a)	1,045,031
43,026	SM Energy Co.	1,627,243
46,225	Southwestern Energy Co. (a)	1,145,918
81,716	Statoil ASA ADR	1,372,829
97,264	Stone Energy Corp. (a)	1,369,477
430,737	Swift Energy Co. (a)	917,470
309,260	Talisman Energy, Inc.	2,325,635
90,376	Ultra Petroleum Corp. (a)	1,152,294
123,192	WPX Energy, Inc. (a)	1,313,227
		33,396,956
Utilities - 1.6%
16,786	EQT Corp.	1,249,550
	TOTAL COMMON STOCKS (Cost $34,377,073)	$34,646,506
SHORT TERM INVESTMENTS - 65.9%
Money Market Funds - 65.9%
49,857,558	Dreyfus Treasury Prime Cash Management, 0.00% (††) (b)	$49,857,558
	TOTAL SHORT TERM INVESTMENTS (Cost $49,857,558)	$49,857,558
	TOTAL INVESTMENTS (Cost $84,234,631) - 111.7% (c)	$84,504,064
	Liabilities in Excess of Other Assets - (11.7)%	(8,878,391)
	TOTAL NET ASSETS - 100.0%	$75,625,673

Percentages are stated as a percent of net assets.
(††)	Less than 0.005%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at Januay 31, 2015.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $49,857,558.
ADR - American Depository Receipt

Long Equity Swap Contracts
January 31, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	ISE-Revere Natural Gas IndexTM	1,263,687	$85,924,056	(0.467)%	4/14/2015	$(9,161,870)
Deutsche Bank AG London	ISE-Revere Natural Gas IndexTM	830,581	51,032,440	(0.317)%	7/17/2015	(588,498)
Citibank N.A.	ISE-Revere Natural Gas IndexTM	1,071,161	76,881,631	(0.367)%	4/20/2016	(11,797,534)
			$213,838,127			$(21,547,902)

Direxion Daily Retail Bull 3X Shares
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 57.9%
Broadcasting (except Internet) - 0.8%
8,870	Liberty Interactive Corp. Class A (a)	$242,683
Building Material and Garden Equipment and Supplies Dealers - 12.1%
24,714	Home Depot, Inc.	2,580,637
18,410	Lowe’s Companies, Inc.	1,247,462
		3,828,099
Clothing and Clothing Accessories Stores - 7.4%
1,315	Abercrombie & Fitch Co. Class A	33,559
2,351	Ascena Retail Group, Inc. (a)	27,177
2,769	Chicos FAS, Inc.	46,187
435	Dillard’s, Inc. Class A	49,416
1,357	DSW, Inc. Class A	48,255
2,635	Foot Locker, Inc.	140,235
4,533	Gap, Inc.	186,714
4,392	L Brands, Inc.	371,695
2,505	Nordstrom, Inc.	190,881
3,838	Ross Stores, Inc.	351,983
12,655	TJX Companies, Inc.	834,471
1,934	Urban Outfitters, Inc. (a)	67,419
		2,347,992
Electronics and Appliance Stores - 0.9%
1,167	Aaron’s, Inc.	36,947
5,189	Best Buy Co., Inc.	182,653
1,961	GameStop Corp. Class A	69,125
		288,725
Furniture and Home Furnishings Stores - 1.2%
3,347	Bed Bath & Beyond, Inc. (a)	250,255
1,701	Williams-Sonoma, Inc.	133,103
		383,358
General Merchandise Stores - 19.4%
966	Big Lots, Inc.	44,349
7,949	Costco Wholesale Corp.	1,136,628
5,602	Dollar General Corp. (a)	375,670
3,737	Dollar Tree, Inc. (a)	265,701
1,729	Family Dollar Stores, Inc.	131,577
5,508	J.C. Penney Co., Inc. (a)	40,043
3,769	Kohl’s Corp.	225,085
6,538	Macy’s, Inc.	417,647
481	Sears Holdings Corp. (a)	15,315
11,452	Target Corp.	842,982
2,502	Tractor Supply Co.	203,087
28,791	Wal-Mart Stores, Inc.	2,446,659
		6,144,743
Health and Personal Care Stores - 0.8%
2,926	Sally Beauty Holdings, Inc. (a)	90,940
1,162	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	153,314
		244,254
Merchant Wholesalers, Durable Goods - 1.1%
1,917	O’Reilly Automotive, Inc. (a)	359,169
Merchant Wholesalers, Nondurable Goods - 0.3%
1,367	CST Brands, Inc.	58,917
1,065	Nu Skin Enterprises, Inc. Class A	43,644
		102,561
Miscellaneous Store Retailers - 1.1%
1,793	PetSmart, Inc.	146,497
11,685	Staples, Inc.	199,229
		345,726
Motion Picture and Sound Recording Industries - 1.5%
1,083	Netflix, Inc. (a)	478,469
Motor Vehicle and Parts Dealers - 2.9%
1,318	Advance Auto Parts, Inc.	209,562
1,246	AutoNation, Inc. (a)	74,287
589	AutoZone, Inc. (a)	351,609
3,984	CarMax, Inc. (a)	247,406
770	Penske Automotive Group, Inc.	37,230
		920,094
Nonstore Retailers - 7.7%
6,789	Amazon.com, Inc. (a)	2,406,904
239	zulily, inc. (a)	4,422
		2,411,326
Petroleum and Coal Products Manufacturing - 0.2%
845	Murphy USA, Inc. (a)	58,990
Sporting Goods, Hobby, Musical Instrument, and Book Stores - 0.5%
904	Cabela’s, Inc. (a)	49,675
1,744	Dick’s Sporting Goods, Inc.	90,077
502	The Michaels Companies, Inc. (a)	12,952
		152,704
	TOTAL COMMON STOCKS (Cost $16,903,744)	$18,308,893

SHORT TERM INVESTMENTS - 28.2%
Money Market Funds - 28.2%
922,850	Dreyfus Treasury Prime Cash Management, 0.00% (††)(b)	$922,850
7,970,248	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (b)	7,970,248
	TOTAL SHORT TERM INVESTMENTS (Cost $8,893,098)	$8,893,098
	TOTAL INVESTMENTS - (Cost $25,796,842) - 86.1% (c)	$27,201,991
	Other Assets in Excess of Liabilities - 13.9%	4,406,910
	TOTAL NET ASSETS - 100.0%	$31,608,901

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2015.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,893,098.

Long Equity Swap Contracts
January 31, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	Russell Retail 1000® Index	1,945	$2,306,662	(0.317)%	8/7/2015	$2,658,351
Credit Suisse International	Russell Retail 1000® Index	13,458	32,128,120	(0.317)%	1/11/2016	1,241,070
Morgan Stanley Capital Services	Russell Retail 1000® Index	15,462	37,244,323	(0.467)%	2/23/2016	1,083,753
			$71,679,105			$4,983,174

Direxion Daily Semiconductor Bull 3X Shares
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 16.1%
Computer and Electronic Product Manufacturing - 13.8%
17,382	Altera Corp.	$572,302
17,137	Analog Devices, Inc.	892,923
7,041	Arm Holdings Plc ADR	329,800
23,799	Atmel Corp. (a)	198,246
10,025	Avago Technologies Ltd.	1,031,372
21,711	Broadcom Corp. Class A	921,306
3,069	Cavium, Inc. (a)	180,488
6,811	Cree, Inc.(a)	240,837
17,336	Freescale Semiconductor Ltd (a)	556,312
50,278	Intel Corp.	1,661,185
9,380	KLA-Tencor Corp.	576,589
13,604	Linear Technology Corp.	611,364
29,335	Marvell Technology Group Ltd.	454,399
16,133	Maxim Integrated Products, Inc.	533,841
11,460	Microchip Technology, Inc.	516,846
52,096	Micron Technology, Inc. (a)	1,524,589
12,034	NXP Semiconductors NV (a)	954,777
24,857	On Semiconductor Corp. (a)	248,819
25,691	QUALCOMM, Inc.	1,604,660
9,052	SanDisk Corp.	687,137
10,872	Skyworks Solutions, Inc.	902,920
15,452	SunEdison, Inc. (a)	289,416
39,899	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	906,106
12,346	Teradyne, Inc.	223,463
34,415	Texas Instruments, Inc.	1,839,482
15,081	Xilinx, Inc.	581,750
		19,040,929
Machinery Manufacturing - 1.9%
61,749	Applied Materials, Inc.	1,410,347
4,656	ASML Holding NV ADR	483,945
9,066	Lam Research Corp. (a)	693,005
		2,587,297
Publishing Industries (except Internet) - 0.4%
30,995	NVIDIA Corp.	595,259
	TOTAL COMMON STOCKS
	(Cost $24,249,606)	$22,223,485
SHORT TERM INVESTMENTS - 55.7%
Money Market Funds - 55.7%
75,375,915	Dreyfus Treasury Prime Cash Management, 0.00% (††) (b)	$75,375,915
1	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††) (b)	1
1,269,403	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (b)	1,269,403
	TOTAL SHORT TERM INVESTMENTS (Cost $76,645,319)	$76,645,319
	TOTAL INVESTMENTS (Cost $100,894,925) - 71.8% (c)	$98,868,804
	Other Assets in Excess of Liabilities - 28.2%	38,840,714
	TOTAL NET ASSETS - 100.0%	$137,709,518

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2015.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $76,645,319.
ADR - American Depository Receipt

Long Equity Swap Contracts
January 31, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	PHLX Semiconductor Sector Index	108,564	$74,353,757	(0.167)%	3/11/2015	$(3,417,267)
Citibank N.A.	PHLX Semiconductor Sector Index	310,717	187,028,501	(0.517)%	12/18/2015	16,567,923
Morgan Stanley Capital Services	PHLX Semiconductor Sector Index	9,326	6,253,737	(0.367)%	2/23/2016	(160,079)
BNP Paribas	PHLX Semiconductor Sector Index	29,714	20,368,062	(0.417)%	6/13/2016	(952,663)
BNP Paribas	PHLX Semiconductor Sector Index	33,756	22,268,581	(0.417)%	8/15/2016	(213,524)
Credit Suisse International	PHLX Semiconductor Sector Index	106,444	73,986,691	(0.517)%	6/30/2016	(4,453,185)
			$384,259,329			$7,371,205

Direxion Daily Semiconductor Bear 3X Shares

Schedule of Investments

January 31, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 63.7%
Money Market Funds - 63.7%
14,544,158	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$14,544,158
1	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	1
71	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	71
	TOTAL SHORT TERM INVESTMENTS (Cost $14,544,230)	$14,544,230
	TOTAL INVESTMENTS (Cost $14,544,230) - 63.7% (b)	$14,544,230
	Other Assets in Excess of Liabilities - 36.3%	8,296,553
	TOTAL NET ASSETS - 100.0%	$22,840,783

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $14,544,230.

Short Equity Swap Contracts

January 31, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	PHLX Semiconductor Sector Index	57,850	$37,612,078	(0.117)%	5/1/2015	$(250,134)
Deutsche Bank AG London	PHLX Semiconductor Sector Index	47,067	31,081,711	(0.233)%	2/8/2016	323,146
			$68,693,789			$73,012

Direxion Daily Energy Bull 3X Shares

Schedule of Investments

January 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 37.2%
2,372,711	Energy Select Sector SPDR® Fund	$179,258,316
	TOTAL INVESTMENT COMPANIES (Cost $179,235,026)	$179,258,316
SHORT TERM INVESTMENTS - 43.5%
Money Market Funds - 43.5%
160,509,309	Dreyfus Treasury Prime Cash Management, 0.00% (††) (a)	$160,509,309
49,351,359	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03%(a)	49,351,359
	TOTAL SHORT TERM INVESTMENTS (Cost $209,860,668)	$209,860,668
	TOTAL INVESTMENTS (Cost $389,095,694) - 80.7%(b)	$389,118,984
	Other Assets in Excess of Liabilities - 19.3%	92,803,039
	TOTAL NET ASSETS - 100.0%	$481,922,023

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $209,860,668.

Long Equity Swap Contracts

January 31, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Energy Select Sector Index	568,851	$429,928,576	(0.517)%	1/11/2016	$1,416,690
UBS Securities LLC	Energy Select Sector Index	296,590	224,514,222	(0.367)%	1/11/2016	454,083
Citibank N.A.	Energy Select Sector Index	358,082	268,838,945	(0.421)%	2/26/2016	2,757,852
Morgan Stanley Capital Services	Energy Select Sector Index	191,942	158,315,321	(0.417)%	4/19/2016	(12,375,310)
Deutsche Bank AG London	Energy Select Sector Index	112,188	84,478,976	(0.567)%	4/22/2016	616,948
BNP Paribas	Energy Select Sector Index	22,029	18,049,766	(0.417)%	6/16/2016	(1,328,499)
BNP Paribas	Energy Select Sector Index	80,872	62,569,430	(0.417)%	7/21/2016	(1,223,896)
BNP Paribas	Energy Select Sector Index	40,000	30,627,524	(0.417)%	8/18/2016	(285,887)
			$1,277,322,760			$(9,968,019)

Direxion Daily Energy Bear 3X Shares

Schedule of Investments

January 31, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 65.0%
Money Market Funds - 65.0%
47,984,141	Dreyfus Treasury Prime Cash Management, 0.00% (††) (a)	$47,984,141
	TOTAL SHORT TERM INVESTMENTS (Cost $47,984,141)	$47,984,141
	TOTAL INVESTMENTS (Cost $47,984,141) - 65.0%(b)	$47,984,141
	Other Assets in Excess of Liabilities - 35.0%	25,805,788
	TOTAL NET ASSETS - 100.0%	$73,789,929

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $47,984,141.

Short Equity Swap Contracts

January 31, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Energy Select Sector Index	109,145	$94,221,727	(0.033)%	5/1/2015	$10,525,512
Deutsche Bank AG London	Energy Select Sector Index	40,193	29,888,226	(0.083)%	9/23/2015	(609,743)
UBS Securities LLC	Energy Select Sector Index	102,481	77,658,593	0.167%	1/11/2016	(83,779)
Citibank N.A.	Energy Select Sector Index	40,165	30,105,676	(0.279)%	2/26/2016	(362,286)
			$231,874,222			$9,469,704

Direxion Daily Financial Bull 3X Shares
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 20.2%
Accommodation - 0.1%
53,077	Host Hotels & Resorts, Inc.	$1,214,933
Administrative and Support Services - 0.2%
2,596	Dun & Bradstreet Corp.	298,825
8,557	Equifax, Inc.	722,724
13,007	Iron Mountain, Inc. (a)	518,199
13,257	Moody’s Corp.	1,210,762
		2,750,510
Amusement, Gambling, and Recreation Industries - 0.1%
4,781	Global Payments, Inc.	417,429
Computer and Electronic Product Manufacturing - 0.0% (†)
6,440	CoreLogic, Inc. (a)	213,808
Credit Intermediation and Related Activities - 8.1%
18,957	Ally Financial, Inc. (a)	354,685
63,609	American Express Co.	5,132,610
13,314	Ameriprise Financial, Inc.	1,663,451
737,360	Bank Of America Corp.	11,171,004
3,115	Bank of Hawaii Corp.	175,873
79,963	Bank Of New York Mellon Corp.	2,878,668
7,128	BankUnited, Inc.	197,160
50,381	BB&T Corp.	1,777,945
1,908	BOK Financial Corp.	103,242
40,079	Capital One Financial Corp.	2,934,184
12,830	CIT Group, Inc.	562,211
213,010	Citigroup, Inc.	10,000,819
11,289	Citizens Financial Group, Inc.	269,807
3,337	City National Corp.	289,285
12,739	Comerica, Inc.	528,668
5,990	Commerce Bancshares, Inc.	239,600
3,713	Cullen/Frost Bankers, Inc.	231,320
32,695	Discover Financial Services	1,777,954
10,055	East West Bancorp, Inc.	363,790
20,180	Fidelity National Information Services, Inc.	1,259,837
59,638	Fifth Third Bancorp	1,031,737
16,589	First Horizon National Corp.	215,491
24,925	First Niagara Financial Group, Inc.	202,391
9,650	First Republic Bank	491,378
5,815	FleetCor Technologies, Inc. (a)	817,007
13,251	Fulton Financial Corp.	147,749
37,075	Hudson City Bancorp, Inc.	332,563
58,044	Huntington Bancshares, Inc.	581,601
265,385	JPMorgan Chase & Co.	14,431,636
61,937	KeyCorp	804,562
9,220	M&T Bank Corp.	1,043,335
1,475	Nationstar Mortgage Holdings, Inc. (a)	37,922
31,039	New York Community Bancorp, Inc.	479,553
16,582	Northern Trust Corp.	1,084,131
6,958	Ocwen Financial Corp. (a)	42,583
7,146	PacWest Bancorp	305,527
21,749	People’s United Financial, Inc.	306,008
37,453	PNC Financial Services Group, Inc.	3,166,277
7,256	Popular, Inc. (a)	223,702
96,696	Regions Financial Corp.	841,255
6,142	Santander Consumer USA Holdings, Inc.	109,635
3,528	Signature Bank (a)	413,235
29,645	SLM Corp.	270,066
30,181	State Street Corp.	2,158,243
37,363	SunTrust Banks, Inc.	1,435,486
3,535	SVB Financial Group (a)	399,102
9,010	Synchrony Financial (a)	278,049
9,745	Synovus Financial Corp.	251,129
11,684	TCF Financial Corp.	171,755
5,291	TFS Financial Corp.	74,180
120,454	U.S. Bancorp	5,048,227
35,161	Visa, Inc. Class A	8,962,891
334,867	Wells Fargo & Co.	17,386,295
37,789	Western Union Co.	642,413
14,219	Zions Bancorporation	340,687
		106,439,914
Data Processing, Hosting and Related Services - 0.1%
17,476	Fiserv, Inc. (a)	1,267,534

11,755	Total System Services, Inc.	415,775
		1,683,309
Forestry and Logging - 0.1%
12,418	Plum Creek Timber Co., Inc.	552,849
Funds, Trusts, and Other Financial Vehicles - 0.0% (†)
15,185	NorthStar Realty Financial Corp.	287,148
Insurance Carriers and Related Activities - 4.6%
23,680	ACE Ltd.	2,556,493
31,845	Aflac, Inc.	1,817,713
1,154	Alleghany Corp. (a)	510,172
6,911	Allied World Assurance Co. Holdings AG	267,248
30,432	Allstate Corp.	2,123,849
5,082	American Financial Group, Inc.	294,959
101,439	American International Group, Inc.	4,957,324
512	American National Insurance Co.	53,268
20,803	Aon PLC	1,873,310
9,403	Arch Capital Group Ltd. (a)	545,092
11,016	Arthur J. Gallagher & Co.	489,441
4,588	Aspen Insurance Holdings Ltd.	198,752
5,024	Assurant, Inc.	319,074
11,865	Assured Guaranty Ltd.	289,743
7,167	Axis Capital Holdings Ltd.	364,800
128,335	Berkshire Hathaway, Inc. Class B (a)	18,468,690
8,460	Brown & Brown, Inc.	260,991
17,143	Chubb Corp.	1,678,300
11,466	Cincinnati Financial Corp.	579,148
1,858	CNA Financial Corp.	72,388
3,132	Endurance Specialty Holdings Ltd.	191,428
1,714	Erie Indemnity Co. Class A	148,535
3,233	Everest Re Group Ltd.	554,072
19,420	FNF Group	681,642
6,473	FNFV Group (a)	80,265
34,799	Genworth Financial, Inc. Class A (a)	242,897
3,089	Hanover Insurance Group, Inc.	213,141
31,532	Hartford Financial Services Group, Inc.	1,226,595
7,005	HCC Insurance Holdings, Inc.	373,647
18,494	Lincoln National Corp.	924,330
22,836	Loews Corp.	873,705
980	Markel Corp. (a)	669,693
38,538	Marsh & McLennan Companies, Inc.	2,072,188
9,928	MBIA, Inc. (a)	79,623
1,885	Mercury General Corp.	107,728
65,607	MetLife, Inc.	3,050,725
18,270	Old Republic International Corp.	256,511
3,542	PartnerRE Ltd.	405,205
20,632	Principal Financial Group, Inc.	968,260
4,163	ProAssurance Corp.	184,712
41,512	Progressive Corp.	1,077,236
32,257	Prudential Financial, Inc.	2,447,661
4,844	Reinsurance Group of America, Inc.	401,132
2,843	RenaissanceRe Holdings Ltd.	271,876
3,067	StanCorp Financial Group, Inc.	190,277
9,236	Torchmark Corp.	462,446
24,365	Travelers Companies, Inc.	2,505,209
18,050	Unum Group	560,633
6,366	Validus Holdings Ltd.	252,412
9,579	Voya Financial, Inc.	373,677
7,037	W.R. Berkley Corp.	344,743
433	White Mountains Insurance Group Ltd.	279,103
17,893	XL Group PLC	617,130
		60,809,192
Professional, Scientific, and Technical Services - 0.6%
4,124	Alliance Data Systems Corp. (a)	1,191,135
8,461	Broadridge Financial Solutions, Inc.	406,043
2,969	FactSet Research System, Inc.	426,319
5,929	Jack Henry & Associates, Inc.	363,863
6,131	LPL Investment Holdings, Inc.	252,290
70,494	MasterCard, Inc. Class A	5,782,623
		8,422,273
Publishing Industries (except Internet) - 0.2%
19,087	McGraw-Hill Financial, Inc.	1,707,141
8,183	MSCI, Inc. Class A	440,409
24,916	Thomson Reuters Corp.	956,775
		3,104,325
Real Estate - 3.9%
5,024	Alexandria Real Estate Equities, Inc.	489,940
7,356	American Campus Communities, Inc.	323,370
24,738	American Capital Agency Corp.	533,104

10,484	American Homes 4 Rent	174,978
63,669	American Realty Capital Properties, Inc.	589,893
27,750	American Tower Corp.	2,690,363
66,439	Annaly Capital Management, Inc.	701,596
10,913	Apartment Investment & Management Co. Class A	434,992
9,088	AvalonBay Communities, Inc.	1,572,133
14,218	Biomed Realty Trust, Inc.	347,630
10,731	Boston Properties, Inc.	1,489,463
12,547	Brandywine Realty Trust	208,406
3,766	Brixmor Property Group, Inc.	102,059
11,682	CBL & Associates Properties, Inc.	240,883
19,644	CBRE Group, Inc. Class A (a)	635,287
6,000	Camden Property Trust	462,300
72,051	Chimera Investment Corp.	226,240
8,763	Columbia Property Trust, Inc.	214,431
6,538	Corporate Office Properties Trust	196,140
8,160	Corrections Corporation of America	320,851
23,406	Crown Castle International Corp.	2,024,853
21,134	DDR Corp.	414,226
9,490	Digital Realty Trust, Inc.	692,201
10,075	Douglas Emmett, Inc.	286,936
23,104	Duke Realty Corp.	504,360
9,036	Equity Commonwealth (a)	238,099
5,843	Equity Lifestyle Properties, Inc.	319,787
25,328	Equity Residential	1,965,706
4,383	Essex Property Trust, Inc.	990,777
8,130	Extra Space Storage, Inc.	536,580
4,717	Federal Realty Investment Trust	678,163
11,531	Forest City Enterprises, Inc. Class A (a)	282,509
5,914	Gaming & Leisure Properties, Inc.	192,974
39,757	General Growth Properties, Inc.	1,199,866
32,129	HCP, Inc.	1,519,380
22,870	Health Care REIT, Inc.	1,874,196
8,320	Healthcare Trust of America, Inc. Class A	245,107
4,006	Home Properties, Inc.	282,423
10,500	Hospitality Properties Trust	342,195
2,779	Howard Hughes Corp. (a)	363,021
3,125	Jones Lang LaSalle, Inc.	459,625
6,055	Kilroy Realty Corp.	448,978
28,784	Kimco Realty Corp.	795,878
10,356	Liberty Property Trust	417,347
11,075	Macerich Co.	952,561
25,708	MFA Financial, Inc.	201,551
5,260	Mid-America Apartment Communities, Inc.	417,223
9,248	National Retail Properties, Inc.	396,184
12,872	Northstar Asset Management Group, Inc.	272,500
8,838	Omega Healthcare Investors, Inc.	387,635
10,564	Paramount Group, Inc. (a)	204,413
10,818	Piedmont Office Realty Trust, Inc. Class A	211,276
3,810	Post Properties, Inc.	231,458
35,038	Prologis, Inc.	1,581,615
10,070	Public Storage	2,022,459
8,868	Rayonier, Inc.	260,276
10,246	Realogy Holdings Corp. (a)	476,439
15,528	Realty Income Corp.	843,326
6,475	Regency Centers Corp.	443,926
16,588	Retail Properties of America, Inc. Class A	293,442
14,285	Senior Housing Properties Trust	332,698
21,783	Simon Property Group, Inc.	4,327,411
6,692	SL Green Realty Corp.	843,192
27,961	Spirit Reality Capital, Inc.	359,578
15,524	Starwood Property Trust, Inc.	371,489
6,376	Tanger Factory Outlet Centers, Inc.	250,896
4,436	Taubman Centers, Inc.	363,530
25,668	Two Harbors Investment Corp.	264,894
17,630	UDR, Inc.	586,374
6,571	Urban Edge Properties (a)	155,996
22,643	Ventas, Inc.	1,807,138
13,141	Vornado Realty Trust	1,451,292
12,915	Washington Prime Group, Inc.	228,337
8,566	Weingarten Realty Investors	321,054
36,897	Weyerhaeuser Co.	1,322,757
6,966	WP Carey Inc.	500,228
2,179	Zillow, Inc. (a)	211,189
		51,923,583
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.1%
3,876	Affiliated Managers Group (a)	796,596
1,926	Artisan Partners Asset Management, Inc.	92,968
11,181	Associated Banc-Corp	187,953
8,940	BlackRock, Inc.	3,044,159

6,029	CBOE Holdings, Inc.	388,690
78,826	Charles Schwab Corp.	2,047,899
22,355	CME Group, Inc.	1,906,881
20,232	E*TRADE Financial Corp. (a)	466,348
8,437	Eaton Vance Corp.	339,589
6,579	Federated Investors, Inc. Class B	207,962
27,821	Franklin Resources, Inc.	1,433,616
31,356	Goldman Sachs Group, Inc.	5,406,088
3,782	Interactive Brokers Group, Inc. Class A	115,843
8,075	IntercontinentalExchange, Inc.	1,661,270
30,339	Invesco Ltd.	1,114,351
8,663	Lazard Ltd. Class A	396,765
7,280	Legg Mason, Inc.	403,603
107,550	Morgan Stanley	3,636,266
1,355	Morningstar, Inc.	90,229
8,192	NASDAQ OMX Group, Inc.	373,555
28,155	Navient Corp.	555,780
8,755	Raymond James Financial, Inc.	460,688
9,314	SEI Investments Co.	374,143
18,423	T. Rowe Price Group, Inc.	1,450,259
18,849	TD Ameritrade Holding Corp.	610,519
8,735	Vantiv, Inc. Class A (a)	300,397
5,976	Waddell & Reed Financial, Inc. Class A	267,187
		28,129,604
Wood Product Manufacturing - 0.1%
25,844	Leucadia National Corp.	585,884
	TOTAL COMMON STOCKS (Cost $275,165,236)	$266,534,761
SHORT TERM INVESTMENTS - 62.4%
Money Market Funds - 62.4%
634,717,354	Dreyfus Treasury Prime Cash Management, 0.00% (††)(b)	$634,717,354
118,143,997	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(b)	118,143,997
73,158,671	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (b)	73,158,671
	TOTAL SHORT TERM INVESTMENTS (Cost $826,020,022)	$826,020,022
	TOTAL INVESTMENTS (Cost $1,101,185,258) - 82.6% (c)	$1,092,554,783
	Other Assets in Excess of Liabilities - 17.4%	230,606,181
	TOTAL NET ASSETS - 100.0%	$1,323,160,964

Percentages are stated as a percent of net assets.

(†)	Less than 0.05%.
(††)	Less than 0.005%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2015.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $826,020,022.

Long Equity Swap Contracts
January 31, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	Russell 1000® Financial Services Index	275,000	$348,588,715	(0.417)%	7/13/2015	$165,371
Citibank N.A.	Russell 1000® Financial Services Index	416,236	551,835,498	(0.517)%	1/21/2016	(25,922,162)
Morgan Stanley Capital Services	Russell 1000® Financial Services Index	198,632	267,479,696	(0.767)%	2/1/2016	(16,501,115)
Deutsche Bank AG London	Russell 1000® Financial Services Index	814,364	1,072,384,289	(0.467)%	2/17/2016	(42,898,722)
Bank of America Merrill Lynch	Russell 1000® Financial Services Index	352,327	455,533,796	(0.471)%	2/24/2016	(10,446,782)
BNP Paribas	Russell 1000® Financial Services Index	151,879	188,364,651	(0.417)%	5/19/2016	4,242,180
BNP Paribas	Russell 1000® Financial Services Index	19,350	25,909,413	(0.417)%	6/16/2016	(1,418,548)
Credit Suisse International	Russell 1000® Financial Services Index	674,070	912,754,817	(0.507)%	6/30/2016	(60,792,236)
BNP Paribas	Russell 1000® Financial Services Index	30,000	39,327,904	(0.417)%	8/18/2016	(1,431,910)
			$3,862,178,779			$(155,003,924)

Direxion Daily Financial Bear 3X Shares
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 74.2%
Money Market Funds - 74.2%
177,989,050	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$177,989,050
24,991,921	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	24,991,921
9,074,578	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03%(a)	9,074,578
	TOTAL SHORT TERM INVESTMENTS (Cost $212,055,549)	$212,055,549
	TOTAL INVESTMENTS (Cost $212,055,549) - 74.2%(b)	$212,055,549
	Other Assets in Excess of Liabilities - 25.8%(c)	73,548,019
	TOTAL NET ASSETS - 100.0%	$285,603,568

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $212,055,549.
(c)	Includes $4,950,000 cash segregated as collateral for swap contracts at January 31, 2015.

Short Equity Swap Contracts
January 31, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Russell 1000® Financial Services Index	317,950	$370,786,308	(0.433)%	5/1/2015	$(39,306,410)
UBS Securities LLC	Russell 1000® Financial Services Index	70,000	86,510,146	0.267%	7/8/2015	(2,563,957)
Morgan Stanley Capital Services	Russell 1000® Financial Services Index	28,091	36,296,929	(0.433)%	12/15/2015	731,599
Citibank N.A.	Russell 1000® Financial Services Index	64,219	84,412,686	(0.583)%	1/21/2016	3,210,112
Bank of America Merrill Lynch	Russell 1000® Financial Services Index	78,396	99,494,951	(0.432)%	2/16/2016	423,921
BNP Paribas	Russell 1000® Financial Services Index	29,628	36,258,041	(0.633)%	4/21/2016	(1,441,109)
Deutsche Bank AG London	Russell 1000® Financial Services Index	90,117	115,664,967	(0.333)%	8/21/2017	1,815,980
			$829,424,028			$(37,129,864)

Direxion Daily Real Estate Bull 3X Shares
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 30.7%
642,047	Vanguard REIT ETF	$55,569,168
	TOTAL INVESTMENT COMPANIES (Cost $54,700,528)	$55,569,168
SHORT TERM INVESTMENTS - 48.0%
Money Market Funds - 48.0%
68,810,925	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$68,810,925
127	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	127
18,140,807	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	18,140,807
	TOTAL SHORT TERM INVESTMENTS (Cost $86,951,859)	$86,951,859
	TOTAL INVESTMENTS (Cost $141,652,387) - 78.6% (b)	$142,521,027
	Other Assets in Excess of Liabilities - 21.4%	38,742,961
	TOTAL NET ASSETS - 100.0%	$181,263,988

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregatged as collateral for swap contracts. Total value of securities segregated amounted to $86,951,859.

Long Equity Swap Contracts
January 31, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	MSCI US REIT IndexSM	75,362	$80,589,655	(0.517)%	11/16/2015	$9,919,396
Credit Suisse International	MSCI US REIT IndexSM	129,495	144,706,044	(0.517)%	1/11/2016	10,519,136
Deutsche Bank AG London	MSCI US REIT IndexSM	101,225	114,478,888	(0.367)%	2/17/2016	6,682,169
BNP Paribas	MSCI US REIT IndexSM	3,617	4,015,347	(0.417)%	6/16/2016	311,884
BNP Paribas	MSCI US REIT IndexSM	46,773	54,168,474	(0.417)%	7/21/2016	1,653,759
BNP Paribas	MSCI US REIT IndexSM	53,208	64,528,192	(0.417)%	8/18/2016	(1,088,722)
			$462,486,600			$27,997,622

Direxion Daily Real Estate Bear 3X Shares
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 69.0%
Money Market Funds - 69.0%
2,849,537	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$2,849,537
740,102	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	740,102
3,083,670	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	3,083,670
	TOTAL SHORT TERM INVESTMENTS (Cost $6,673,309)	$6,673,309
	TOTAL INVESTMENTS (Cost $6,673,309) - 69.0% (b)	$6,673,309
	Other Assets in Excess of Liabilities - 31.0%	2,999,722
	TOTAL NET ASSETS - 100.0%	$9,673,031

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregatged as collateral for swap contracts. Total value of securities segregated amounted to $6,673,309.

Short Equity Swap Contracts
January 31, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	MSCI US REIT IndexSM	1,200	$1,099,931	(0.783)%	4/8/2015	$(418,535)
Bank of America Merrill Lynch	MSCI US REIT IndexSM	2,706	3,230,802	(0.532)%	2/16/2016	2,163
Deutsche Bank AG London	MSCI US REIT IndexSM	4,453	5,169,358	(0.733)%	2/17/2016	(145,457)
Morgan Stanley Capital Services	MSCI US REIT IndexSM	9,421	11,259,414	(0.583)%	2/23/2016	20,934
BNP Paribas	MSCI US REIT IndexSM	6,573	7,858,892	(0.783)%	8/18/2016	22,718
			$28,618,397			$(518,177)

Direxion Daily Technology Bull 3X Shares
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 11.8%
547,770	Technology Select Sector SPDR Fund	$21,856,023
	TOTAL INVESTMENT COMPANIES (Cost $22,434,742)	21,856,023
SHORT TERM INVESTMENTS - 61.7%
Money Market Funds - 61.7%
85,554,462	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	85,554,462
28,651,199	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	28,651,199
	TOTAL SHORT TERM INVESTMENTS (Cost $114,205,661)(b)	$114,205,661
	TOTAL INVESTMENTS - 73.5% (Cost $136,640,403)	$136,061,684
	Other Assets in Excess of Liabilities - 26.5%	49,128,576
	TOTAL NET ASSETS - 100.0%	$185,190,260

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $114,205,661.

Long Equity Swap Contracts
January 31, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	Technology Select Sector Index	317,190	$114,617,757	(0.618)%	7/29/2015	$13,469,558
Credit Suisse International	Technology Select Sector Index	350,662	146,309,746	(0.517)%	1/11/2016	(6,012,001)
Citibank, N.A.	Technology Select Sector Index	87,204	35,578,014	(0.467)%	1/14/2016	(673,802)
Deutsche Bank AG London	Technology Select Sector Index	333,996	136,697,688	(0.667)%	5/10/2016	(3,168,531)
BNP Paribas	Technology Select Sector Index	123,627	49,100,246	(0.417)%	5/19/2016	468,067
BNP Paribas	Technology Select Sector Index	47,196	19,864,049	(0.417)%	6/16/2016	(978,473)
BNP Paribas	Technology Select Sector Index	18,017	7,472,063	(0.417)%	7/21/2016	(274,518)
BNP Paribas	Technology Select Sector Index	57,902	23,449,209	(0.417)%	8/18/2016	(315,028)
			$533,088,772			$2,515,272

Direxion Daily Technology Bear 3X Shares
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 79.9%
Money Market Funds - 79.9%
6,036,336	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$6,036,336
4,061,959	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	4,061,959
	TOTAL SHORT TERM INVESTMENTS (Cost $10,098,295)(b)	$10,098,295
	TOTAL INVESTMENTS (Cost $10,098,295) - 79.9%	$10,098,295
	Other Assets in Excess of Liabilities - 20.1%	2,548,253
	TOTAL NET ASSETS - 100.0%	$12,646,548

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at January 31, 2015.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,098,295.

Short Equity Swap Contracts
January 31, 2015 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Technology Select Sector Index	31,070	$10,908,517	(0.083)%	4/8/2015	$(1,702,350)
Deutsche Bank AG London	Technology Select Sector Index	10,022	4,093,705	(0.333)%	7/27/2015	86,220
Bank of America Merrill Lynch	Technology Select Sector Index	30,951	11,531,696	(0.382)%	7/29/2015	(1,014,734)
Citibank N.A.	Technology Select Sector Index	20,440	8,329,894	(0.333)%	3/4/2016	153,549
BNP Paribas	Technology Select Sector Index	952	390,128	(0.533)%	6/16/2016	8,693
BNP Paribas	Technology Select Sector Index	1,526	644,987	(0.533)%	7/21/2016	33,808
			$35,898,927			$(2,434,814)

The cost basis of investments for federal income tax purposes at January 31, 2015 (Unaudited) was as follows*:

	Direxion All Cap Insider Sentiment Shares	Direxion iBillionaire Index ETF	Direxion NASDAQ-100® Equal Weighted Index Shares

Cost of investments	$54,470,425	$38,002,537	$57,621,571
Gross unrealized appreciation	$1,176,408	$1,501,903	$3,023,682
Gross unrealized depreciation	$(1,657,181)	$(2,098,309)	$(2,201,219)
Net unrealized appreciation/(depreciation)	$(480,773)	$(596,406)	$822,463

	Direxion S&P 500® Volatility Response Shares	Direxion Zacks MLP High Income Shares	Direxion Daily 7-10 Year Treasury Bear 1X Shares
Cost of investments	$24,293,598	$65,882,244	$252,632
Gross unrealized appreciation	$2,968,624	$1,782,443	$0
Gross unrealized depreciation	$(453,659)	$(9,927,575)	$(0)
Net unrealized appreciation/(depreciation)	$2,514,965	$(8,145,132)	$0

	Direxion Daily 20+ Year Treasury Bear 1X Shares	Direxion Daily Total Bond Market Bear 1X Shares	Direxion Daily Total Market Bear 1X Shares
Cost of investments	$3,534,062	$840,399	$420,344
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0

	Direxion Daily FTSE Developed Markets Bull 1.25X Shares	Direxion Daily FTSE Emerging Markets Bull 1.25X Shares	Direxion Daily S&P 500® Bull 1.25X Shares
Cost of investments	$2,369,074	$2,344,314	$3,650,405
Gross unrealized appreciation	$110,676	$72,056	$0
Gross unrealized depreciation	$(0)	$(0)	$(41,793)
Net unrealized appreciation/(depreciation)	$110,676	$72,056	$(41,793)

	Direxion Daily Small Cap Bull 1.25X Shares	Direxion Daily Mid Cap Bull 2X Shares	Direxion Daily S&P 500® Bull 2X Shares
Cost of investments	$3,660,250	$2,490,000	$7,683,704
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(24,031)	$(0)	$(0)
Net unrealized appreciation/(depreciation)	$(24,031)	$0	$0

	Direxion Daily Small Cap Bull 2X Shares	Direxion Daily 7-10 Year Treasury Bull 2X Shares	Direxion Daily Mid Cap Bull 3X Shares
Cost of investments	$3,423,702	$6,359,794	$59,434,356
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(309,432)
Net unrealized appreciation/(depreciation)	$0	$0	$(309,432)

	Direxion Daily Mid Cap Bear 3X Shares	Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares
Cost of investments	$6,866,110	$389,165,047	$132,895,143
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(1,069,493)	$(0)
Net unrealized appreciation/(depreciation)	$0	$(1,069,493)	$0

	Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares	Direxion Daily 7-10 Year Treasury Bull 3X Shares
Cost of investments	$561,278,853	$371,740,006	$2,705,573
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(817,168)	$(0)	$(0)
Net unrealized appreciation/(depreciation)	$(817,168)	$0	$0

	Direxion Daily 7-10 Year Treasury Bear 3X Shares	Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares
Cost of investments	$35,643,243	$71,905,972	$289,626,690
Gross unrealized appreciation	$0	$841,705	$0
Gross unrealized depreciation	$(0)	$(557)	$(0)
Net unrealized appreciation/(depreciation)	$0	$841,148	$0

	Direxion Daily Brazil Bull 3X Shares	Direxion Daily Developed Markets Bull 3X Shares	Direxion Daily Developed Markets Bear 3X Shares
Cost of investments	$19,898,743	$16,575,533	$8,297,708
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(777,899)	$(16,310)	$(0)
Net unrealized appreciation/(depreciation)	$(777,899	$(16,310)	$0

	Direxion Daily Emerging Markets Bull 3X Shares	Direxion Daily Emerging Markets Bear 3X Shares	Direxion Daily FTSE China Bull 3X Shares
Cost of investments	$177,457,726	$51,113,477	$79,820,403
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(194,828)	$(0)	$(378,854)
Net unrealized appreciation/(depreciation)	$(194,828)	$0	$(378,854)

	Direxion Daily FTSE China Bear 3X Shares	Direxion FTSE Europe Bull 3X Shares	Direxion Daily India Bull 3X Shares
Cost of investments	$9,893,843	$13,527,697	$56,692,698
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(55,357)	$(3,313)
Net unrealized appreciation/(depreciation)	$0	$(55,357)	$(3,313)

	Direxion Daily Daily Japan Bull 3X Shares	Direxion Daily Latin America Bull 3X Shares	Direxion Daily Russia Bull 3X Shares
Cost of investments	$3,892,326	$12,594,101	$129,865,055
Gross unrealized appreciation	$8,036	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(4,502,705)
Net unrealized appreciation/(depreciation)	$8,036	$0	$(4,502,705)

	Direxion Daily Russia Bear 3X Shares	Direxion Daily South Korea Bull 3X Shares	Direxion Daily Basic Materials Bull 3X Shares
Cost of investments	$45,266,689	$2,737,081	$4,147,096
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0

	Direxion Daily Gold Miners Bull 3X Shares	Direxion Daily Gold Miners Bear 3X Shares	Direxion Daily Healthcare Bull 3X Shares
Cost of investments	$620,857,035	$142,147,285	$182,874,624
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(52,876,762)	$(0)	$(418,588)
Net unrealized appreciation/(depreciation)	$(52,876,762)	$0	$(418,588)

	Direxion Daily Junior Gold Miners Index Bull 3X Shares	Direxion Daily Junior Gold Miners Index Bear 3X Shares	Direxion Daily Natural Gas Related Bull 3X Shares
Cost of investments	$199,319,023	$64,181,897	$89,983,283
Gross unrealized appreciation	$0	$0	$1,844,340
Gross unrealized depreciation	$(20,980,471)	$(0)	$(7,323,559)
Net unrealized appreciation/(depreciation)	$(20,980,471)	$0	$(5,479,219)

	Direxion Daily Retail Bull 3X Shares	Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares
Cost of investments	$25,802,019	$100,897,523	$14,544,230
Gross unrealized appreciation	$1,459,518	$276,842	$0
Gross unrealized depreciation	$(59,546)	$(2,305,561)	$(0)
Net unrealized appreciation/(depreciation)	$1,399,972	$(2,028,719)	$0

	Direxion Daily Energy Bull 3X Shares	Direxion Daily Energy Bear 3X Shares	Direxion Daily Financial Bull 3X Shares
Cost of investments	$389,095,694	$47,984,141	$1,101,208,575
Gross unrealized appreciation	$23,290	$0	$2,112,642
Gross unrealized depreciation	$(0)	$(0)	$(10,766,434)
Net unrealized appreciation/(depreciation)	$23,290	$0	$(8,653,792)

	Direxion Daily Financial Bear 3X Shares	Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares
Cost of investments	$212,055,549	$141,651,263	$6,673,309
Gross unrealized appreciation	$0	$869,764	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)
Net unrealized appreciation/(depreciation)	$0	$869,764	$0

	Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares
Cost of investments	$136,640,403	$10,098,295
Gross unrealized appreciation	$0	$0
Gross unrealized depreciation	$(578,719)	$(0)
Net unrealized appreciation/(depreciation)	$(578,719)	$0

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report. The Direxion Daily FTSE Developed Markets Bull 1.25X Shares, Direxion Daily FTSE Emerging Markets Bull 1.25X Shares, Direxion Daily S&P 500® Bull 1.25X Shares, and Direxion Daily Small Cap Bull 1.25X Shares commenced operations on January 7, 2015. Effective February 27, 2015, the names of the Direxion Daily Gold Miners Bull 3X Shares and Direxion Daily Gold Miners Bear 3X Shares will be changed to Direxion Daily Gold Miners Index Bull 3X Shares and Direxion Daily Gold Miners Index Bear 3X Shares.

VALUATION MEASUREMENTS (Unaudited)

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 -	Quoted prices in active markets for identical securities

Level 2 -	Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 -	Significant unobservable inputs (including Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of January 31, 2015:

	Direxion All Cap Insider Sentiment Shares				Direxion iBillionaire Index ETF
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$53,984,735	$—	$—	$53,984,735	$37,359,562	$—	$—	$37,359,562
Short-Term Investments	4,917	—	—	4,917	46,569	—	—	46,569

	Direxion NASDAQ-100® Equal Weighted Index Shares				Direxion S&P 500® Volatility Response Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$58,443,258	$—	$—	$58,443,258	$19,023,059	$—	$—	$19,023,059
Short-Term Investments	776	—	—	776	7,785,504	—		7,785,504

	Direxion Zacks MLP High Income Shares				Direxion Daily 7-10 Year Treasury Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Master Limited Partnerships*	$57,551,141	$—	$—	$57,551,141	$—	$—	$—	$—
Short-Term Investments	185,971	—	—	185,971	252,632	—	—	252,632
Other Financial Instruments**	—	—	—	—	—	(132,451)	—	(132,451)

	Direxion Daily 20+ Year Treasury Bear 1X Shares				Direxion Daily Total Bond Market Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$3,534,062	$—	$—	$3,534,062	$840,399	$—	$—	$840,399
Other Financial Instruments**	—	(1,502,052)	—	(1,502,052)	—	(168,643)	—	(168,643)

	Direxion Daily Total Market Bear 1X Shares				Direxion Daily FTSE Developed Markets Bull 1.25X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$—	$—	$—	$—	$2,479,750	$—	$—	$2,479,750
Short-Term Investments	420,344	—	—	420,344	—	—	—	—
Other Financial Instruments**	—	(24,229)	—	(24,229)	—	34,001	—	34,001

	Direxion Daily FTSE Emerging Markets Bull 1.25X Shares				Direxion Daily S&P 500® Bull 1.25X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$2,416,370	$—	$—	$2,416,370	$3,608,612	$—	$—	$3,608,612
Short-Term Investments	—	—	—	—	—	—	—	—
Other Financial Instruments**	—	20,603	—	20,603	—	(13,471)	—	(13,471)

	Direxion Daily Small Cap Bull 1.25X Shares				Direxion Daily Mid Cap Bull 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$3,636,219	$—	$—	$3,636,219	$—	$—	$—	$—
Short-Term Investments	—	—	—	—	2,490,000	—	—	2,490,000
Other Financial Instruments**	—	(6,533)	—	(6,533)	—	86,019	—	86,019

	Direxion Daily S&P 500® Bull 2X Shares				Direxion Daily Small Cap Bull 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$—	$—	$—	$—	$—	$—	$—	$—
Short-Term Investments	7,683,704	—	—	7,683,704	3,423,702	—	—	3,423,702
Other Financial Instruments**	—	(400,912)	—	(400,912)	—	216,024	—	216,024

	Direxion Daily 7-10 Year Treasury Bull 2X Shares				Direxion Daily Mid Cap Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$—	$—	$—	$—	$14,962,183	$—	$—	$14,962,183
Short-Term Investments	6,359,794	—	—	6,359,794	44,162,741	—	—	44,162,741
Other Financial Instruments**	—	2,004,895	—	2,004,895	—	(24,318)	—	(24,318)

	Direxion Daily Mid Cap Bear 3X Shares				Direxion Daily S&P 500® Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$—	$—	$—	$—	$16,125,354	$—	$—	$16,125,354
Short-Term Investments	6,866,110	—	—	6,866,110	371,970,200	—	—	371,970,200
Other Financial Instruments**	—	(539,394)	—	(539,394)	—	53,624,695	—	53,624,695

	Direxion Daily S&P 500® Bear 3X Shares				Direxion Daily Small Cap Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$—	$—	$—	$—	$23,835,473	$—	$—	$23,835,473
Short-Term Investments	132,895,143	—	—	132,895,143	536,626,212	—	—	536,626,212
Other Financial Instruments**	—	(21,466,720)	—	(21,466,720)	—	28,641,526	—	28,641,526

	Direxion Daily Small Cap Bear 3X Shares				Direxion Daily 7-10 Year Treasury Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$371,740,006	$—	$—	$371,740,006	$2,705,573	$—	$—	$2,705,573
Other Financial Instruments**	—	10,789,291	—	10,789,291	—	1,118,447	—	1,118,447

	Direxion Daily 7-10 Year Treasury Bear 3X Shares				Direxion Daily 20+ Year Treasury Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$—	$—	$—	$—	$26,308,213	$—	$—	$26,308,213
Short-Term Investments	35,643,243	—	—	35,643,243	46,438,907	—	—	46,438,907
Other Financial Instruments**	—	(8,711,509)	—	(8,711,509)	—	32,426,724	—	32,426,724

	Direxion Daily 20+ Year Treasury Bear 3X Shares				Direxion Daily Brazil Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$—	$—	$—	$—	$2,794,172	$—	$—	$2,794,172
Short-Term Investments	289,626,690	—	—	289,626,690	16,326,672	—	—	16,326,672
Other Financial Instruments**	—	(121,944,095)	—	(121,944,095)	—	(10,680,247)	—	(10,680,247)

	Direxion Daily Developed Markets Bull 3X Shares				Direxion Daily Developed Markets Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$999,314	$—	$—	$999,314	$—	$—	$—	$—
Short-Term Investments	15,559,909	—	—	15,559,909	8,297,708	—	—	8,297,708
Other Financial Instruments**	—	3,442,535	—	3,442,535	—	597,639	—	597,639

	Direxion Daily Emerging Markets Bull 3X Shares				Direxion Daily Emerging Markets Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$6,854,995	$—	$—	$6,854,995	$—	$—	$—	$—
Short-Term Investments	170,407,903	—	—	170,407,903	51,113,477	—	—	51,113,477
Other Financial Instruments**	—	(19,143,674)	—	(19,143,674)	—	2,988,638	—	2,988,638

	Direxion Daily FTSE China Bull 3X Shares				Direxion Daily FTSE China Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$5,967,060	$—	$—	$5,967,060	$—	$—	$—
Short-Term Investments	73,474,489	—	—	73,474,489	9,893,843	—	—	9,893,843
Other Financial Instruments**	—	22,780,928	—	22,780,928	—	(1,685,951)	—	(1,685,951)

	Direxion Daily FTSE Europe Bull 3X Shares				Direxion Daily India Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$4,216,244	$—	$—	$4,216,244	$752,628	$—	$—	$752,628
Short-Term Investments	9,256,096	—	—	9,256,096	58,936,757	—	—	58,936,757
Other Financial Instruments**	—	(804,871)	—	(804,871)	—	7,653,721	—	7,653,721

	Direxion Daily Japan Bull 3X Shares				Direxion Daily Latin America Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$300,004	$—	$—	$300,004	$—	$—	$—	$—
Short-Term Investments	3,600,358	—	—	3,600,358	12,594,101	—	—	12,594,101
Other Financial Instruments**	—	281,098	—	281,098	—	(2,771,772)	—	(2,771,772)

	Direxion Daily Russia Bull 3X Shares				Direxion Daily Russia Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$8,068,325	$—	$—	$8,068,325	$—	$—	$—	$—
Short-Term Investments	117,294,025	—	—	117,294,025	45,266,689	—	—	45,266,689
Other Financial Instruments**	—	(33,582,216)	—	(33,582,216)	—	4,416,134	—	4,416,134

	Direxion Daily South Korea Bull 3X Shares				Direxion Daily Basic Materials Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$—	$—	$—	$—	$—	$—	$—	$—
Short-Term Investments	2,737,081	—	—	2,737,081	4,147,096	—	—	4,147,096
Other Financial Instruments**	—	(131,027)	—	(131,027)	—	31,516	—	31,516

	Direxion Daily Gold Miners Bull 3X Shares				Direxion Daily Gold Miners Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$108,981,539	$—	$—	$108,981,539	$—	$—	$—	$—
Short-Term Investments	458,998,734	—	—	458,998,734	142,147,285	—	—	142,147,285
Other Financial Instruments**	—	214,579,485	—	214,579,485	—	(38,867,506)	—	(38,867,506)

	Direxion Daily Healthcare Bull 3X Shares				Direxion Daily Junior Gold Miners Index Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$26,748,057	$—	$—	$26,748,057	$3,363,586	$—	$—	$3,363,586
Short-Term Investments	155,707,979	—	—	155,707,979	174,974,966	—	—	174,974,966
Other Financial Instruments**	—	35,795,618	—	35,795,618	—	23,473,559	—	23,473,559

	Direxion Daily Junior Gold Miners Index Bear 3X Shares				Direxion Daily Natural Gas Related Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$—	$—	$—	$—	$34,646,506	$—	$—	$34,646,506
Short-Term Investments	64,181,897	—	—	64,181,897	49,857,558	—	—	49,857,558
Other Financial Instruments**	—	2,485,260	—	2,485,260	—	(21,547,902)	—	(21,547,902)

	Direxion Daily Retail Bull 3X Shares				Direxion Daily Semiconductor Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$18,308,893	$—	$—	$18,308,893	$22,223,485	$—	$—	$22,223,485
Short-Term Investments	8,893,098	—	—	8,893,098	76,645,319	—	—	76,645,319
Other Financial Instruments**		4,983,174	—	4,983,174	—	7,371,205	—	7,371,205

	Direxion Daily Semiconductor Bear 3X Shares				Direxion Daily Energy Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$—	$—	$—	$—	$179,258,316	$—	$—	$179,258,316
Short-Term Investments	14,544,230	—	—	14,544,230	209,860,668	—	—	209,860,668
Other Financial Instruments**	—	73,012	—	73,012	—	(9,968,019)	—	(9,968,019)

	Direxion Daily Energy Bear 3X Shares				Direxion Daily Financial Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$—	$—	$—	$—	$266,534,761	$—	$—	$266,534,761
Short-Term Investments	47,984,141	—	—	47,984,141	826,020,022	—	—	826,020,022
Other Financial Instruments**	—	9,469,704	—	9,469,704	—	(155,003,924)	—	(155,003,924)

	Direxion Daily Financial Bear 3X Shares				Direxion Daily Real Estate Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$—	$—	$—	$—	$55,569,168	$—	$—	$55,569,168
Short-Term Investments	212,055,549	—	—	212,055,549	86,951,859	—	—	86,951,859
Other Financial Instruments**	—	(37,129,864)	—	(37,129,864)	—	27,997,622	—	27,997,622

	Direxion Daily Real Estate Bear 3X Shares				Direxion Daily Technology Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity*	$—	$—	$—	$—	$21,856,023	$—	$—	$21,856,023
Short-Term Investments	6,673,309	—	—	6,673,309	114,205,661	—	—	114,205,661
Other Financial Instruments**	—	(518,177)	—	(518,177)	—	2,515,272	—	2,515,272

	Direxion Daily Technology Bear 3X Shares
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$10,098,295	$—	$—	$10,098,295
Other Financial Instruments**	—	(2,434,814)	—	(2,434,814)

*	For further detail on each asset class, see the Schedules of Investments.
**	Other financial instruments include swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer/Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).   Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Shares ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	3/26/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	3/26/15

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer, Treasurer

Date	3/25/15